UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4803
Oppenheimer Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 09/30/2010

Item 1. Reports to Stockholders.
OPPENHEIMER MJMITED tTrM MUNICIPAL FUND Management Commentaries and Annual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Portfolio Managers ANNUAL REPORT Listing of Top Holdings Fund Performance Discussion Listing of Investments Financial Statements “Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.” —Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Hospital/Health Care	18.2%
Marine/Aviation Facilities	16.9
Tobacco—Master Settlement Agreement	13.1
Electric Utilities	7.2
Industrial Conglomerates	4.2
Single Family Housing	4.0
Sales Tax Revenue	3.6
Multi-Family Housing	3.3
Government Appropriation	3.0
General Obligation	2.5
Portfolio holdings are subject to change. Percentages are as of September 30, 2010, and are based on total assets.

Credit Allocation
Credit Rating Breakdown	NRSRO Only Total

AAA	9.9%
AA	10.8
A	39.2
BBB	34.8
BB or lower	3.3
Unrated	2.0

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of September 30, 2010, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
“Investment-grade” securities are securities rated within the NRSROs’ four highest rating categories. Securities not rated by an NRSRO may or may not be equivalent of investment grade. Please consult the Fund’s Prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended September 30, 2010, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. During the 12-month period ended September 30, 2010, prices in the municipal bond market generally rose, contributing to higher net asset values and highly favorable total returns for Oppenheimer Limited Term Municipal Fund. In all, the Class A shares produced a total return of 6.10% at net asset value for the reporting period (2.39% with sales charge). As of September 30, 2010, the distribution yield of this Fund’s Class A shares was 4.99% at NAV.
     The charts on pages 14 to 16 show the Fund’s performance. We encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income and believe that this Fund’s investments offer structural advantages over the long term.
     As of September 30, 2010, the Fund was invested in the hospital/health care and electric utilities sectors, representing 18.2% and 7.2% of the Fund’s total assets, respectively. Our holdings in these sectors consist of securities across the entire credit spectrum. The overall fundamentals in these sectors also remained stable this reporting period, contributing to positive results.
     The Fund continued to be invested in securities used to finance marine and aviation facilities this reporting period. Many of these securities are high-grade investments that are backed by a security interest in the airline terminals, maintenance facilities and other on-site projects whose construction they finance. As a result, these bonds offer investors valuable collateral. As of September 30, 2010, 16.9% of the Fund’s total assets were invested in the marine/aviation facilities sector, which contributed positively to Fund performance this reporting period.
     The Fund continued to be invested this reporting period in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 13.1% of the Fund’s total assets and contributed to positive results.1

1.	Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
     As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Although price and ratings volatility remain likely over the near term, we continue to believe that carefully researched MSA-backed bonds are fundamentally sound, and we are confident that these bonds will continue to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.
     As of September 30, 2010, bonds in the single family and multi-family housing sectors represented 4.0% and 3.3% of the Fund’s total assets, respectively. These securities continued to provide high levels of tax-free income and contributed favorably to total return, even as the sectors continued to be volatile as a result of the national housing market. We believe that long-term investors should ultimately benefit from this Fund’s carefully selected holdings in these housing sectors.
     During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. These “inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face greater price volatility, too. During this reporting period, inverse floaters provided attractive levels of tax-free income and contributed quite favorably to the Fund’s total return. This outcome illustrates why we continue to believe that “inverse floaters” belong in our fund portfolios.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2010. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.
     The Fund’s performance is compared to the performance of that of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market and the Consumer Price Index, a non-securities index that measures change in
12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

the inflation rate. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund’s performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities in the indices.
13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvestment of dividends and capital gains, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 17 for further information.
15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvestment of dividends and capital gains, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 17 for further information.
16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This annual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term Municipal Fund. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2010	September 30, 2010	September 30, 2010

Actual
Class A	$1,000.00	$1,037.50	$4.40
Class B	1,000.00	1,033.80	8.81
Class C	1,000.00	1,034.40	8.29

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.76	4.37
Class B	1,000.00	1,016.44	8.73
Class C	1,000.00	1,016.95	8.22
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2010 are as follows:

Class	Expense Ratios

Class A	0.86%
Class B	1.72
Class C	1.62
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2010

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Municipal Bonds and Notes—102.6%
Alabama—1.8%
$310,000	AL Drinking Water Finance Authority[1]	6.000%	08/15/2021	02/15/2011	A	$310,617
2,430,000	AL HFA (South Bay Apartments)[1]	5.950	02/01/2033	02/01/2013	A	2,487,445
145,000	Bayou La Batre, AL Utilities Board (Water & Sewer)[1]	5.750	03/01/2027	03/01/2011	A	145,065
40,000	Bessemer, AL GO1	6.250	02/01/2024	02/01/2011	A	40,263
25,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	5.625	05/15/2017	11/15/2010	A	25,034
155,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	6.000	05/15/2019	05/15/2011	A	155,191
1,470,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	6.750	04/01/2011	10/01/2010	A	1,475,145
4,900,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	7.250	04/01/2015	10/01/2010	A	4,915,239
65,000	Birmingham, AL Private Educational Building Authority (Birmingham–Southern College)[1]	6.000	12/01/2021	02/01/2021	B	64,889
50,000	Birmingham, AL Special Care Facilities (Children’s Hospital of Alabama)[1]	5.375	06/01/2017	12/01/2010	A	50,086
2,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.000	11/01/2013	11/01/2013		2,142,960
200,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	7.000	02/01/2036	02/01/2019	A	213,894
7,470,000	Huntsville, AL Health Care Authority, Series A1	5.500	06/01/2025	06/01/2020	A	8,124,521
5,260,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	01/01/2018		5,194,092
4,180,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	01/01/2019		4,128,461
6,860,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	01/01/2021		6,854,032
1,630,000	Jefferson County, AL Sewer[1]	5.250	02/01/2011	02/01/2011		1,621,117
1,445,000	Jefferson County, AL Sewer[1]	5.250	02/01/2015	02/01/2015		1,368,386
100,000	Jefferson County, AL Sewer	5.375	02/01/2027	05/22/2025	B	40,148
290,000	Jefferson County, AL Sewer[1]	5.625	02/01/2022	03/18/2021	B	119,396
700,000	Marshall County, AL Health Care Authority[1]	5.750	01/01/2032	01/01/2012	A	711,886
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	02/15/2014	A	51,952
3,045,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)[1]	6.250	03/01/2013	03/01/2011	A	3,046,401
15,756,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)[1]	6.375	03/01/2024	03/01/2011	A	15,771,441
65,000	Prattville, AL Industrial Devel. Board (International Paper Company)[1]	6.700	03/01/2024	03/01/2011	A	65,718
20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Alabama Continued
$65,000	Tuskegee, AL Utilities Board[1]	5.500%	02/01/2016	02/01/2012	A	$65,125
150,000	Tuskegee, AL Utilities Board[1]	5.500	02/01/2022	02/01/2011	A	150,129

						59,338,633

Alaska—0.5%
25,000	AK HFC (Veterans Mtg.)[1]	5.200	12/01/2014	06/01/2012	A	25,928
25,000	AK HFC, Series A-1[1]	6.000	06/01/2015	12/01/2010	A	25,073
15,000	AK HFC, Series A-2[1]	5.900	06/01/2014	12/01/2010	A	15,503
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)[1]	5.250	12/01/2021	12/01/2011	A	10,021
500,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	5.500	01/01/2017	01/01/2011	A	501,960
105,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	6.000	01/01/2015	01/01/2011	A	105,711
125,000	AK International Airports, Series C1	6.100	10/01/2017	10/01/2010	A	125,499
16,645,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	4.625	06/01/2023	06/01/2014	A	16,261,832

						17,071,527

Arizona—3.2%
22,570,000	Apache County, AZ IDA (Tucson Electric Power Company)[1]	5.875	03/01/2033	03/01/2011	A	22,863,410
36,075,000	AZ Health Facilities Authority (Banner Health System)[2]	6.000	01/01/2030	01/01/2013	A	37,353,117
1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	05/07/2028	B	1,367,671
1,705,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1]	7.750	07/01/2021	01/01/2011	A	1,726,398
1,365,000	Litchfield Park, AZ Community Facility District[1]	6.375	07/15/2026	12/10/2022	B	1,324,582
1,195,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.000	01/01/2014	07/01/2011	B	1,183,086
1,380,000	Maricopa County, AZ IDA (Waste Management/Waste Management of AZ Obligated Group)[1]	7.000	12/01/2031	12/01/2010	D	1,388,101
15,000	Maricopa County, AZ IDA (Whispering Palms Apartments)[1]	5.600	07/01/2013	07/01/2013		14,240
17,135,000	Maricopa County, AZ IDA Health Facilities (Catholic Healthcare West)[1]	6.000	07/01/2021	01/01/2011	A	17,158,989
7,000,000	Maricopa County, AZ Pollution Control Corp. (Public Service Company of New Mexico)[1]	5.200	06/01/2043	06/01/2020	D	7,346,710
5,000,000	Mohave County, AZ IDA (Mohave Prison)[1]	6.750	05/01/2012	11/06/2011	C	5,265,200
3,530,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.000	05/01/2013	05/01/2013		3,810,564
1,360,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	11/01/2017		1,164,745
21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Arizona Continued
$45,000	Pima County, AZ IDA (International Studies Academy)[1]	6.750%		07/01/2031	07/01/2011	A	$45,159
5,000	Scottsdale, AZ IDA (Scottsdale Memorial Hospitals)[1]	5.500		09/01/2012	09/14/2011	C	5,327
1,000,000	Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC Obligated Group)	5.250		09/01/2030	09/01/2013	A	1,018,620
465,000	Tucson & Pima Counties, AZ IDA (Single Family Mtg.)[1]	6.350		01/01/2034	01/01/2012	C	470,492
480,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.250		07/01/2038	02/01/2012	A	480,384
1,750,000	Verrado, AZ Community Facilities District No.1[1]	6.500		07/15/2027	07/03/2023	B	1,707,930

							105,694,725

Arkansas—0.1%
465,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800		12/01/2020	12/01/2010	A	465,735
275,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	5.300		07/01/2024	07/01/2012	A	284,873
95,000	North Little Rock, AR Health Facilities Board (Baptist Health)[1]	5.600		07/01/2017	07/01/2011	A	95,646
50,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)[1]	6.100		12/01/2016	12/01/2010	A	50,229
40,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)	6.300		12/01/2016	12/01/2010	A	40,190
45,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)[1]	6.300		12/01/2016	12/01/2016		44,510
25,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)[1]	6.300		11/01/2020	11/01/2010	A	25,015
875,000	Warren, AR Solid Waste Disposal (Potlatch Corp.)[1]	7.500		08/01/2013	08/01/2011	A	875,499

							1,881,697

California—11.7%
4,350,000	Antelope Valley, CA Healthcare District[1]	5.250		09/01/2017	09/01/2014	A	4,378,841
4,180,000	Antioch, CA Public Financing Authority[1]	5.625		01/01/2022	01/01/2011	A	4,223,974
1,000,000	Antioch, CA Public Financing Authority[1]	5.625		01/01/2027	01/01/2011	A	1,009,230
6,160,000	CA ABAG Finance Authority for NonProfit Corporations (San Diego Hospital Assoc.)[1]	6.125		08/15/2020	02/15/2012	A	6,261,825
7,440,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2021	03/15/2014	B	7,074,026
5,500,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2028	09/14/2018	B	4,733,960
3,095,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2036	11/23/2021	B	2,502,462
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					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$3,000,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000%[3]		06/01/2041	05/22/2022	B	$2,288,760
400,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	06/01/2015	B	370,816
2,860,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	04/24/2013	B	2,572,856
5,080,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	06/01/2012	A	5,085,131
9,000,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2027	06/01/2012	C	8,965,980
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	08/27/2019	B	1,956,430
5,360,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	06/01/2012	A	5,365,414
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	06/26/2020	B	111,579
1,000,000	CA GO1	5.000		04/01/2027	04/01/2018	A	1,048,730
13,745,000	CA GO1	5.000		06/01/2027	06/01/2017	A	14,439,260
5,000,000	CA GO1	5.000		08/01/2033	08/01/2015	A	5,049,900
2,400,000	CA GO1	5.375		06/01/2026	12/01/2010	A	2,405,568
4,500,000	CA GO1	5.600		03/01/2036	03/01/2020	A	4,812,615
14,500,000	CA GO1	6.000		03/01/2033	03/01/2020	A	16,542,905
15,275,000	CA GO1	6.000		11/01/2039	11/01/2019	A	17,082,491
29,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[3]	06/01/2037	06/04/2036	B	17,952,740
10,040,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500		06/01/2027	08/28/2015	B	8,993,230
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2033	12/28/2028	B	1,973,650
475,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.750		07/01/2015	01/01/2011	A	475,903
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[1]	5.750		11/15/2031	11/15/2020	A	55,854,500
50,000	CA HFA (Home Mtg.)[1]	5.450		08/01/2033	02/01/2018	A	50,720
330,000	CA HFA (Home Mtg.)[1]	5.750		08/01/2023	02/01/2018	A	343,827
2,200,000	CA HFA, Series C1	5.750		08/01/2030	01/01/2013	A	2,248,290
2,205,000	CA HFA, Series E1	5.000		02/01/2024	06/04/2021	B	2,175,321
2,000,000	CA Hi-Desert Memorial Health Care District[1]	5.500		10/01/2019	04/25/2018	B	1,973,520
1,250,000	CA Infrastructure and Economic Devel. (Kaiser Assistance Corp.)[1]	5.500		08/01/2031	08/01/2013	A	1,281,850
1,000,000	CA Pollution Control Financing Authority (Waste Management of CA/USA Waste of CA Obligated Group)[1]	6.750		12/01/2027	12/01/2010	D	1,007,830
23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$10,065,000	CA Public Works[1]	5.375%		03/01/2023	03/01/2020	A	$10,871,106
10,225,000	CA Public Works[1]	6.625		11/01/2034	11/01/2019	A	11,513,350
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125		04/01/2028	04/01/2019	A	1,649,505
600,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	10/01/2019	A	641,046
1,980,000	CA Statewide CDA (Fairfield Apartments)[1]	6.500		01/01/2016	12/22/2011	B	1,998,988
305,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	07/08/2013	B	302,038
1,090,000	CA Veterans GO, Series BZ1	5.350		12/01/2021	12/01/2010	A	1,090,905
4,295,000	California County, CA Tobacco Securitization Authority (TASC)[1]	5.625		06/01/2023	06/01/2012	A	4,329,145
700,000	Carlsbad, CA Improvement Bond Act 1915[1]	6.000		09/02/2034	09/02/2012	A	711,746
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500		10/01/2036	10/01/2019	A	240,603
2,850,000	Duarte, CA COP (Hope National Medical Center)[1]	5.250		04/01/2019	04/01/2011	A	2,871,119
2,000,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.850		01/15/2023	01/15/2016	A	2,053,200
750,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2026	01/15/2016	A	764,378
3,900,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2026	01/15/2016	A	4,010,331
9,000,000	Fresno, CA Airport[1]	5.800		07/01/2030	07/01/2011	A	9,058,680
1,000,000	Huntington Beach, CA Community Facilities District Special Tax (McDonnell)[1]	6.300		09/01/2032	09/01/2012	A	1,025,970
4,330,000	Inland, CA Empire Tobacco Securitization Authority (TASC)[1]	4.625		06/01/2021	06/23/2013	B	3,568,440
52,500,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.900	[4]	06/01/2036	07/06/2023	B	2,694,300
25,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village Assessment District 03-1)[1]	5.800		09/02/2018	09/02/2018		24,889
175,000	Los Angeles, CA Parking System[1]	5.250		05/01/2020	11/01/2010	A	175,492
8,150,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.000		12/01/2012	07/02/2011	B	8,168,338
45,000	Maywood, CA Public Financing Authority[1]	7.000		09/01/2028	09/01/2013	A	46,186
1,000,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2[1]	5.950		09/01/2034	09/01/2011	A	1,010,450
17,985,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750		06/01/2023	01/01/2013	B	16,842,593
9,840,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.375		06/01/2038	06/01/2015	B	8,038,394
1,310,000	Northern, CA Inyo County Local Hospital District[1]	6.000		12/01/2021	12/01/2020	A	1,407,923
24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$1,200,000	Oxnard, CA Harbor District[1]	5.750%		08/01/2020	08/01/2011	A	$1,239,744
4,550,000	Palomar Pomerado, CA Health Care District COP[1]	6.750		11/01/2039	11/01/2019	A	5,055,278
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750		10/01/2035	10/01/2018	A	133,216
500,000	Port of Oakland, CA1	5.750		11/01/2013	11/01/2010	A	501,605
145,000	Port of Oakland, CA1	5.750		11/01/2014	05/01/2011	A	145,438
3,275,000	Port of Oakland, CA1	5.750		11/01/2016	11/01/2010	A	3,283,089
1,455,000	Port of Oakland, CA1	5.750		11/01/2020	11/01/2010	A	1,457,415
940,000	Port of Oakland, CA1	5.750		11/01/2022	11/01/2010	A	941,297
35,530,000	Port of Oakland, CA1	5.750		11/01/2029	11/01/2010	A	35,560,911
2,250,000	Poway, CA USD Special Tax[1]	6.125		09/01/2033	09/01/2011	A	2,277,405
465,000	Riverside County, CA Public Financing Authority COP[1]	5.750		05/15/2019	05/15/2011	A	465,316
1,370,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700		03/01/2034	03/01/2011	A	1,398,496
6,050,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.250		05/01/2019	11/01/2010	A	6,070,268
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125		01/01/2027	01/01/2011	A	425,595
1,995,000	San Marcos, CA Special Tax[1]	5.900		09/01/2028	03/01/2012	A	1,971,000
20,000	Santa Ana, CA Financing Authority (South Harbor Boulevard)[1]	5.125		09/01/2019	03/01/2011	A	20,172
5,000,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise[1]	6.125		03/01/2013	04/06/2011	B	4,918,450
8,680,000	Southern CA Tobacco Securitization Authority[1]	4.750		06/01/2025	03/31/2013	B	8,054,519
30,000	West Sacramento, CA Financing Authority (City Administration Facilities)[1]	5.300		09/01/2030	03/01/2011	A	30,091

							381,672,554

Colorado—0.7%
800,000	Broomfield, CO COP (Open Space Park & Recreation Facilities)[1]	5.500		12/01/2020	12/01/2010	A	804,856
100,000	Broomfield, CO Water Activity	5.500		12/01/2019	12/01/2011	A	101,765
30,000	CO Health Facilities Authority (Boulder Community Hospital)[1]	5.875		10/01/2023	10/01/2010	A	30,034
100,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.450		10/01/2028	10/01/2010	A	100,055
5,000	CO Hsg. & Finance Authority (Multifamily)	5.700		10/01/2021	10/01/2010	A	5,007
50,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.900		10/01/2038	10/01/2010	A	50,038
570,000	CO Hsg. & Finance Authority (Single Family)	5.483	[4]	11/01/2029	07/19/2024	A	197,779
420,000	CO Hsg. & Finance Authority (Single Family)[1]	5.900		08/01/2023	09/17/2014	C	440,454
195,000	CO Hsg. & Finance Authority (Single Family)[1]	6.450		04/01/2030	04/01/2016	A	199,389
25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Colorado Continued
$700,000	CO Hsg. & Finance Authority (Single Family)[1]	6.800%	04/01/2030	03/24/2011	C	$717,920
670,000	CO Hsg. & Finance Authority (Single Family)[1]	6.900	04/01/2029	10/01/2010	A	725,275
35,000	CO Hsg. & Finance Authority (Single Family)[1]	7.250	10/01/2031	10/01/2012	C	35,968
20,000	CO Hsg. & Finance Authority (Single Family)[1]	7.450	10/01/2016	05/03/2011	C	20,784
270,000	CO Hsg. & Finance Authority (Single Family)[1]	7.500	04/01/2031	10/01/2010	A	285,593
230,000	CO Hsg. & Finance Authority, Series D-2[1]	6.350	11/01/2029	11/22/2013	C	245,888
5,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000	01/15/2034	07/15/2020	A	6,300,079
50,000	CO Technical Center Metropolitan District[1]	5.400	12/01/2018	12/01/2010	A	50,052
1,950,000	Colorado Springs, CO Hospital (Memorial Health System)[1]	5.750	12/15/2024	12/15/2014	A	2,047,695
100,000	Colorado Springs, CO Public Facilities Authority COP (Old City Hall)	5.500	12/01/2020	12/01/2011	A	100,798
45,000	Denver, CO City & County Airport[1]	5.500	11/15/2017	11/15/2010	A	45,147
25,000	Denver, CO City & County Airport[1]	6.125	11/15/2025	11/15/2010	A	25,105
2,000,000	Denver, CO City & County Airport, Series A1	6.000	11/15/2014	11/15/2010	A	2,011,060
3,000,000	Denver, CO City & County Airport, Series A1	6.000	11/15/2015	11/15/2010	A	3,016,590
3,000,000	Denver, CO City & County Airport, Series A1	6.000	11/15/2016	11/15/2010	A	3,016,590
2,000,000	Denver, CO City & County Airport, Series A1	6.000	11/15/2018	11/15/2010	A	2,011,060
500,000	Denver, CO City & County Multifamily Hsg. (National Boston Lofts Associates)	5.750	10/01/2027	01/08/2022	B	499,970
420,000	Eagle County, CO Airport Terminal Corp.[1]	5.050	05/01/2015	10/22/2012	B	411,096
70,000	Interlocken, CO Metropolitan District	5.750	12/15/2011	12/15/2010	A	70,853
50,000	University of Colorado	6.000	12/01/2022	06/01/2011	A	51,405

						23,618,305

Connecticut—0.7%
30,000	CT Airport (Bradley International Airport)[1]	5.125	10/01/2026	04/01/2012	A	30,442
10,000	CT Airport (Bradley International Airport)[1]	5.125	10/01/2031	04/01/2011	A	10,083
935,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150	04/01/2035	04/01/2011	A	938,366
135,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150	04/01/2035	04/01/2011	A	135,486
25,000	CT Devel. Authority (Church Homes)[1]	5.700	04/01/2012	10/01/2010	A	25,040
60,000	CT Devel. Authority (Church Homes)[1]	5.800	04/01/2021	04/01/2011	A	60,010
7,500,000	CT Devel. Authority Pollution Control (Connecticut Light & Power Company)[1]	5.950	09/01/2028	10/01/2012	A	7,650,000
30,000	CT GO1	5.650	03/15/2012	03/15/2011	A	30,128
125,000	CT H&EFA (Bridgeport Hospital)[1]	5.375	07/01/2019	12/01/2010	A	125,129
35,000	CT H&EFA (Bridgeport Hospital)[1]	5.375	07/01/2025	07/01/2011	A	35,013
55,000	CT H&EFA (Bridgeport Hospital)[1]	6.625	07/01/2018	01/01/2011	A	55,713
435,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)[1]	6.500	07/01/2012	01/01/2011	A	436,362
26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Connecticut Continued
$185,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375%		07/01/2026	01/01/2011	A	$185,222
10,000	CT H&EFA (New Horizons)[1]	5.875		11/01/2012	11/01/2010	A	10,038
30,000	CT HFA[1]	5.200		11/15/2020	11/15/2010	A	30,027
12,105,000	CT HFA	5.200		11/15/2023	11/15/2010	A	12,112,868
25,000	CT HFA[1]	5.350		11/15/2018	11/15/2010	A	25,028
10,000	CT HFA	5.375		11/15/2018	11/15/2010	A	10,011
130,000	CT HFA, Series C	5.500		11/15/2035	11/15/2010	A	130,060
100,000	CT Special Obligation Parking (Bradley International Airport Parking Company)[1]	6.500		07/01/2018	03/09/2016	B	98,319
195,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500		01/01/2014	10/26/2011	A	195,642
580,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500		01/01/2020	03/07/2018	B	579,983

							22,908,970

Delaware—0.0%
190,000	DE Hsg. Authority (Multifamily Mtg.)[1]	6.950		07/01/2014	02/01/2011	C	207,377
5,000	DE Hsg. Authority (Single Family Mtg.)[1]	5.450		01/01/2032	01/01/2011	A	5,199

							212,576

District of Columbia—0.9%
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450		11/01/2034	11/01/2011	A	200,048
10,000	District of Columbia HFA (Single Family), Series B1	5.850		12/01/2018	12/01/2010	A	10,473
20,000	District of Columbia HFA (Single Family), Series B1	5.900		12/01/2028	12/01/2010	A	20,941
9,735,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250		05/15/2024	11/01/2011	C	9,760,895
11,730,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	05/15/2025	B	11,727,302
207,670,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.000	[4]	06/15/2046	06/13/2024	B	6,456,460

							28,176,119

Florida—7.8%
4,160,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250		05/01/2016	05/01/2016		3,623,485
15,000	Baker County, FL Hospital Authority[1]	5.300		12/01/2023	11/04/2019	B	13,099
1,675,000	Baker County, FL Hospital Authority (Baker County Medical Services)[1]	5.100		12/01/2013	06/23/2012	B	1,639,842
15,000	Bay County, FL Water System	6.250		09/01/2014	03/01/2011	A	15,071
740,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.125		05/01/2012	11/06/2011	B	732,607
250,000	Brandy Creek, FL Community Devel. District[1]	6.350		05/01/2034	05/01/2014	A	257,390
27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$10,000	Brevard County, FL Health Facilities Authority (Wuesthoff Health Services)[1]	5.400%	04/01/2013	10/01/2010	A	$10,019
10,000	Brevard County, FL Health Facilities Authority (Wuesthoff Memorial Hospital)	5.300	04/01/2011	10/01/2010	A	10,023
80,000	Broward County, FL Airport System[1]	5.125	10/01/2017	10/01/2010	A	80,122
5,000	Broward County, FL Airport System (Passenger Facility)[1]	5.250	10/01/2014	10/01/2010	A	5,013
105,000	Broward County, FL Airport System (Passenger Facility)[1]	5.250	10/01/2015	10/01/2010	A	105,235
245,000	Broward County, FL HFA[1]	5.400	10/01/2038	04/01/2016	A	247,668
70,000	Broward County, FL HFA (Bridgewater Place Apartments)[1]	5.500	04/01/2041	10/01/2011	A	70,006
365,000	Broward County, FL HFA (Cross Keys Apartments)[1]	5.800	10/01/2033	10/01/2010	A	365,033
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	10/01/2045	04/01/2016	A	47,033
220,000	Broward County, FL HFA (Pompano Oaks Apartments)	6.100	12/01/2038	12/01/2010	A	220,264
75,000	Broward County, FL HFA (Praxis of Deerfield Beach III)[1]	5.300	09/01/2023	12/01/2010	A	75,064
90,000	Broward County, FL HFA (Praxis of Deerfield Beach)[1]	5.350	03/01/2031	12/01/2010	A	90,048
30,000	Broward County, FL HFA (Stirling Apartments)[1]	5.300	10/01/2023	10/01/2010	A	30,067
80,000	Broward County, FL HFA (Stirling Apartments)[1]	5.650	10/01/2028	10/01/2010	A	80,008
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650	01/01/2022	07/01/2011	A	50,425
35,000	Broward County, FL Port Facilities[1]	5.000	09/01/2027	03/01/2011	A	35,005
105,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	6.000	10/01/2016	10/01/2010	A	105,133
80,000	Collier County, FL HFA (Saxon Manor Isle Apartments)[1]	5.450	03/01/2030	10/01/2010	A	80,042
375,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.400	12/01/2027	12/01/2011	A	378,251
240,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.450	06/01/2039	12/01/2011	A	241,356
850,000	Collier County, FL IDA (Allete)[1]	6.500	10/01/2025	11/21/2010	A	850,544
2,640,000	Colonial Country Club, FL Community Devel.[1]	6.400	05/01/2033	05/01/2014	A	2,742,406
1,600,000	Concorde Estates, FL Community Devel. District[5]	5.000	05/01/2011	05/01/2011		752,160
5,000	Cypress Club, FL Special Recreational District	7.100	09/01/2013	03/01/2011	A	5,027
145,000	Dade County, FL GO (Seaport)[1]	5.125	10/01/2021	10/01/2010	A	145,513
28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$70,000	Dade County, FL GO (Seaport)[1]	5.400%	10/01/2021	10/01/2010	A	$70,258
175,000	Dade County, FL GO (Seaport)	5.450	10/01/2016	10/01/2010	A	175,663
120,000	Dade County, FL GO (Seaport)[1]	5.500	10/01/2026	10/01/2010	A	120,384
1,700,000	Dade County, FL GO (Seaport)	5.750	10/01/2015	10/01/2010	A	1,706,919
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900	11/01/2022	03/01/2011	A	70,054
500,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950	11/01/2027	11/01/2010	A	500,230
305,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	11/01/2010	A	305,143
735,000	Dade County, FL HFA (Golden Lakes Apartments)	6.050	11/01/2039	11/01/2010	A	735,257
20,000	Dade County, FL HFA (New Horizons Associates)[1]	5.875	07/15/2024	01/15/2011	A	20,024
110,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	03/01/2011	A	110,125
170,000	Dade County, FL HFA (Siesta Pointe Apartments)	5.750	09/01/2029	03/01/2011	A	170,136
75,000	Dade County, FL Res Rec[1]	5.500	10/01/2010	10/01/2010		75,010
1,155,000	Dade County, FL Res Rec[1]	5.500	10/01/2013	10/01/2010	A	1,158,384
1,410,000	East Homestead, FL Community Devel. District[5]	5.000	05/01/2011	05/01/2011		1,117,989
5,000	Enterprise, FL Community Devel. District[1]	6.100	05/01/2016	10/22/2010	A	5,020
4,000,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.750	11/01/2027	11/01/2013	A	4,065,200
3,940,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	03/13/2017	B	4,103,155
5,000	Escambia County, FL School Board COP	5.500	02/01/2016	02/01/2011	A	5,017
885,000	Fiddler’s Creek, FL Community Devel. District[1]	5.800	05/01/2021	05/01/2012	B	865,132
1,000,000	Fiddler’s Creek, FL Community Devel. District[1]	5.875	05/01/2021	08/01/2012	B	983,340
230,000	FL Capital Projects Finance Authority (Peerless Group)[1]	7.500	08/01/2019	12/06/2014	B	198,398
15,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	02/01/2012	A	15,028
150,000	FL HFA[1]	6.300	09/01/2036	09/01/2011	A	150,017
20,000	FL HFA[1]	6.350	07/01/2028	10/01/2010	A	20,027
50,000	FL HFA[1]	6.350	07/01/2028	10/01/2010	A	50,067
30,000	FL HFA (Brittany of Rosemont)[1]	6.050	07/01/2015	01/01/2011	A	30,038
20,000	FL HFA (Grand Court Apartments)[1]	5.300	08/15/2031	02/15/2012	A	20,159
20,000	FL HFA (Holly Cove Apartments)[1]	6.050	10/01/2015	10/01/2010	A	20,026
285,000	FL HFA (Holly Cove Apartments)	6.250	10/01/2035	10/01/2010	A	285,031
29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Florida Continued
$45,000	FL HFA (Homeowner Mtg.)[1]	5.900%		07/01/2029	01/01/2011	A	$45,530
110,000	FL HFA (Hsg. Partners of Gainesville)[1]	5.600		07/01/2027	06/22/2024	B	108,230
55,000	FL HFA (Landings at Sea Forest)[1]	5.850		12/01/2018	12/01/2010	A	55,031
215,000	FL HFA (Landings at Sea Forest)[1]	6.050		12/01/2036	10/21/2029	B	214,989
150,000	FL HFA (Leigh Meadows Apartments)[1]	6.100		09/01/2016	03/01/2011	A	150,153
60,000	FL HFA (Mar Lago Village Apartments)[1]	5.900		12/01/2027	12/01/2010	A	60,003
50,000	FL HFA (Mar Lago Village Apartments)	6.000		06/01/2039	12/09/2034	B	49,998
90,000	FL HFA (Mar Lago Village Associates)[1]	6.000		06/01/2039	12/01/2010	A	90,150
190,000	FL HFA (Reserve at Kanpaha)[1]	5.500		07/01/2020	07/01/2011	A	190,000
60,000	FL HFA (Reserve at North Shore)[1]	5.500		11/01/2020	05/13/2017	B	59,997
25,000	FL HFA (Reserve at North Shore)[1]	5.600		11/01/2027	10/21/2024	B	24,594
110,000	FL HFA (Spinnaker Cove Apartments)[1]	6.375		07/01/2026	01/01/2011	A	110,054
2,665,000	FL HFA (St. Cloud Village Associates)[1]	5.950		02/01/2030	02/01/2011	A	2,668,171
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300		09/01/2036	09/01/2011	A	75,008
165,000	FL HFA (Villas of Capri)[1]	6.100		04/01/2017	10/01/2010	A	165,305
70,000	FL HFA (Wentworth Apartments)[1]	5.300		05/01/2039	05/01/2011	A	70,161
550,000	FL HFA (Wentworth Apartments)[1]	5.375		11/01/2029	05/01/2011	A	551,815
20,000	FL HFA (Wentworth Apartments)[1]	5.400		11/01/2034	11/01/2034		19,839
50,000	FL HFA (Westlake Apartments)[1]	5.300		09/01/2031	03/01/2012	A	50,385
75,000	FL HFA (Willow Lake Apartments)[1]	5.400		01/01/2032	02/01/2030	B	71,443
25,000	FL HFA (Windchase Apartments)[1]	5.750		12/01/2017	12/01/2010	A	25,019
95,000	FL HFA (Windchase Apartments)[1]	6.000		06/01/2039	06/01/2039		94,991
220,000	FL HFA (Windchase Apartments)	6.000		06/01/2039	07/25/2034	B	219,991
80,000	FL HFA (Windchase Apartments), Series C1	5.900		12/01/2027	06/01/2011	A	80,007
810,000	FL HFA (Woodbridge Apartments)[1]	6.050		12/01/2016	12/01/2010	A	810,794
1,750,000	FL HFA (Woodbridge Apartments)[1]	6.150		12/01/2026	12/01/2010	A	1,750,368
3,525,000	FL HFA (Woodbridge Apartments)[1]	6.250		06/01/2036	12/01/2010	A	3,525,247
25,000	FL HFA (Worthington Apartments)[1]	5.950		12/01/2015	12/01/2010	A	25,030
280,000	FL HFA (Worthington Apartments)[1]	6.050		12/01/2025	12/01/2010	A	280,064
230,000	FL HFA (Worthington Apartments)	6.200		12/01/2035	12/01/2010	A	230,016
25,000	FL HFA, Series 3[1]	6.200		07/01/2016	10/01/2010	A	25,045
20,000	FL HFA, Series 3[1]	6.300		07/01/2024	01/01/2011	A	21,384
760,000	FL HFC	5.486	[4]	07/01/2030	01/01/2011	A	257,906
13,795,000	FL HFC[2]	5.750		01/01/2037	01/01/2016	A	15,126,562
15,000	FL HFC[1]	5.900		07/01/2021	01/01/2011	A	15,785
10,000	FL HFC	5.950		01/01/2032	01/01/2011	A	10,009
15,000	FL HFC (Andrews Place Apartments)[1]	5.000		11/01/2033	10/01/2013	A	15,080
180,000	FL HFC (Ashton Lake Apartments)[1]	5.700		07/01/2033	01/01/2011	A	180,369
125,000	FL HFC (Ashton Lake Apartments)[1]	5.875		01/01/2041	01/01/2011	A	125,285
25,000	FL HFC (Ashton Point Apartments)[1]	5.750		07/01/2036	01/01/2011	A	25,053
425,000	FL HFC (Bernwood Trace Associates)	5.832	[4]	12/01/2029	12/01/2011	A	136,854
30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Florida Continued
$450,000	FL HFC (Brittany of Rosemont)	6.250%		07/01/2035	01/01/2011	A	$450,050
50,000	FL HFC (Deer Meadows Apartments)[1]	5.800		11/01/2019	11/01/2011	A	50,566
45,000	FL HFC (Deer Meadows Apartments)[1]	5.875		11/01/2025	11/01/2010	A	45,491
20,000	FL HFC (Grande Court Apartments)[1]	5.375		02/15/2035	02/15/2012	A	20,150
15,000	FL HFC (Hampton Court Apartments)[1]	5.600		03/01/2032	03/01/2011	A	15,057
100,000	FL HFC (Holly Cove Apartments)[1]	6.150		10/01/2025	10/01/2010	A	100,031
45,000	FL HFC (Homeowner Mtg.)[1]	5.350		01/01/2021	10/01/2010	A	45,040
30,000	FL HFC (Homeowner Mtg.)[1]	5.500		07/01/2012	01/01/2011	A	30,802
110,000	FL HFC (Homeowner Mtg.)	5.580	[4]	01/01/2029	12/21/2024	B	39,788
20,000	FL HFC (Homeowner Mtg.)[1]	5.750		07/01/2017	01/01/2011	A	20,210
6,235,000	FL HFC (Homeowner Mtg.)[1]	5.750		01/01/2037	01/01/2016	A	6,836,615
45,000	FL HFC (Hunters Ridge-Deerwood)[1]	5.300		12/01/2028	12/01/2010	A	45,072
120,000	FL HFC (Leigh Meadows Apartments)[1]	6.300		09/01/2036	09/01/2011	A	120,013
50,000	FL HFC (Logan Heights Apartments)[1]	5.700		04/01/2021	10/01/2011	A	50,164
120,000	FL HFC (Logan Heights Apartments)[1]	5.850		10/01/2033	03/04/2031	B	118,358
150,000	FL HFC (Logan Heights Apartments)[1]	6.000		10/01/2039	10/01/2039		150,000
20,000	FL HFC (Logan’s Pointe Apartments)[1]	5.900		12/01/2019	12/01/2010	A	20,329
5,065,000	FL HFC (Logan’s Pointe Apartments)[1]	6.000		06/01/2039	12/01/2011	A	5,136,366
200,000	FL HFC (Logan’s Pointe Apartments)	6.276	[4]	12/01/2029	12/01/2010	A	60,584
25,000	FL HFC (Marina Bay Apartments)[1]	5.750		08/01/2033	02/01/2011	A	25,074
125,000	FL HFC (Peacock Run Apartments)[1]	5.400		08/01/2042	08/01/2012	A	126,076
350,000	FL HFC (Raceway Pointe Apartments)[1]	5.950		09/01/2032	09/01/2011	A	351,376
110,000	FL HFC (Raceway Pointe Partners)[1]	5.750		09/01/2027	03/29/2024	B	109,524
15,000	FL HFC (River Trace Senior Apartments)[1]	5.700		07/01/2035	01/01/2011	A	15,030
20,000	FL HFC (Sanctuary Winterlakes)[1]	5.850		09/01/2026	09/01/2011	A	20,219
250,000	FL HFC (Spring Harbor Apartments)	5.500		08/01/2019	08/01/2011	A	251,828
95,000	FL HFC (Spring Harbor Apartments)[1]	5.900		08/01/2039	08/01/2011	A	94,999
20,000	FL HFC (Waterbridge Apartments)[1]	5.125		08/01/2027	05/04/2027	B	18,449
50,000	FL HFC (Waverly Apartments)	6.200		07/01/2035	07/01/2012	A	51,047
295,000	FL HFC (Westwood Apartments)[1]	5.450		02/01/2041	02/01/2011	A	295,504
40,000	FL HFC (Winterlakes Sanctuary), Series H-1[1]	6.000		09/01/2032	09/01/2011	A	40,436
180,000	FL HFC (Woodridge Apartments)[1]	5.850		10/01/2033	01/29/2032	B	177,538
35,000	FL HFC (Woodridge Apartments)[1]	6.000		10/01/2039	03/03/2037	B	35,000
50,000	FL HFC (Woods Vero Beach)[1]	5.750		10/01/2024	10/01/2011	A	50,406
1,500,000	FL Intergovernmental Finance Commission	5.125		02/01/2031	02/01/2011	A	1,502,160
7,900,000	FL Municipal Loan Council[1]	5.375		11/01/2030	11/01/2011	A	7,977,973
95,000	FL Ports Financing Commission	5.125		06/01/2011	12/01/2010	A	95,314
470,000	FL Ports Financing Commission[1]	5.375		06/01/2016	12/01/2010	A	470,992
1,635,000	FL Ports Financing Commission[1]	5.375		06/01/2027	12/01/2010	A	1,635,916
25,000	FL Ports Financing Commission[1]	5.500		10/01/2018	10/01/2010	A	25,164
55,000	FL Ports Financing Commission[1]	5.500		10/01/2023	10/01/2011	A	55,325
31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$955,000	FL Ports Financing Commission[1]	5.500%	10/01/2029	10/01/2011	A	$960,291
25,000	FL State Board of Regents (Florida International University)[1]	5.375	07/01/2016	01/01/2011	A	25,094
5,000	FL State Board of Regents (University Central Florida)	6.000	10/01/2013	10/01/2010	A	5,022
550,000	FL State Governmental Utility Authority (Sarasota Utility System)[1]	5.250	10/01/2018	10/01/2010	A	553,383
10,000	Gainesville, FL Utilities System[1]	6.000	10/01/2014	10/01/2010	A	10,045
600,000	Gulf Breeze, FL GO1	6.050	12/01/2015	12/01/2010	A	601,662
105,000	Halifax, FL Hospital Medical Center[1]	5.200	04/01/2018	04/01/2011	A	105,035
1,165,000	Halifax, FL Hospital Medical Center	5.250	06/01/2026	06/01/2016	A	1,189,861
805,000	Highlands, FL Community Devel. District[5]	5.000	05/01/2011	05/01/2011		401,132
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)[1]	7.125	04/01/2030	04/01/2030		1,940,680
95,000	Jacksonville, FL Capital Improvement (Gator Bowl)[1]	5.250	10/01/2025	10/01/2010	A	95,255
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	10/01/2015	A	3,754,976
5,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016	A	5,803,086
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016	A	3,025,382
10,000	Jacksonville, FL Hsg. (Windermere Manor)	5.875	03/20/2028	03/20/2011	A	10,012
4,920,000	Jacksonville, FL Port Authority[1]	5.625	11/01/2026	11/01/2010	A	4,923,690
20,000	Jacksonville, FL Port Authority[1]	5.700	11/01/2021	11/01/2010	A	20,024
555,000	Jacksonville, FL Port Authority[1]	5.700	11/01/2030	11/01/2010	A	555,327
13,020,000	Jacksonville, FL Port Authority[1]	6.000	11/01/2038	11/01/2012	A	13,405,392
5,000	Jacksonville, FL Sales Tax (River City Renaissance)[1]	5.125	10/01/2018	10/01/2010	A	5,009
13,900,000	Lake County, FL School Board COP	5.000	06/01/2030	06/01/2015	A	14,168,409
165,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2016	11/15/2010	A	165,300
40,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2025	11/15/2010	A	40,024
25,000	Lakeland, FL Light & Water[1]	5.750	10/01/2019	10/01/2010	A	27,032
4,550,000	Lee County, FL Airport[1]	5.750	10/01/2025	10/01/2011	A	4,601,370
85,000	Lee County, FL Airport[1]	6.000	10/01/2029	10/01/2011	A	85,970
15,480,000	Lee County, FL Airport[1]	6.000	10/01/2032	10/01/2010	A	15,653,376
20,000	Lee County, FL COP (Master Lease)	5.125	10/01/2012	10/01/2011	A	20,061
15,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2011	10/01/2011		15,048
50,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2013	10/01/2010	A	50,126
260,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2018	11/05/2016	A	260,283
90,000	Lexington Oaks, FL Community Devel. District[1]	6.700	05/01/2033	05/01/2012	A	92,601
10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.500	03/01/2035	05/01/2011	C	10,433
5,000	Manatee County, FL HFA, Series A5,6	9.125	06/01/2016	03/05/2014	B	4,796
32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$20,000	Manatee County, FL Port Authority[1]	5.400%	10/01/2013	10/01/2010	A	$20,057
35,000	Martin County, FL Health Facilities Authority (Martin Memorial Medical Center)[1]	5.250	11/15/2020	11/15/2010	A	35,009
10,125,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	7.875	12/15/2025	12/15/2010	A	10,226,250
270,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	8.050	12/15/2025	12/15/2010	A	272,700
70,000	Miami, FL Community Redevel. (Southeast Overtown/Park West)[1]	8.500	10/01/2015	10/01/2010	A	70,263
5,705,000	Miami-Dade County, FL (Parks Program)[1]	6.000	11/01/2024	11/01/2010	A	5,783,044
25,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2015	10/01/2010	A	25,053
50,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2017	10/01/2010	A	50,078
15,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.250	10/01/2022	10/01/2012	A	15,486
2,650,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.375	10/01/2025	10/01/2012	A	2,728,467
5,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2018	10/01/2012	A	5,261,350
3,500,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2020	10/01/2012	A	3,669,365
50,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2024	10/01/2012	A	50,680
4,175,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2024	10/01/2010	A	4,223,597
5,310,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2029	10/01/2012	A	5,369,950
25,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.000	10/01/2015	04/01/2011	A	25,274
35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.050	10/01/2019	04/01/2011	A	35,319
20,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100	10/01/2029	04/01/2011	A	20,130
5,000,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.200	10/01/2039	04/01/2011	A	5,030,900
1,235,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.450	10/01/2038	11/08/2013	B	1,245,498
200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050	08/01/2029	02/01/2011	A	201,750
1,335,000	Miami-Dade County, FL HFA (Sunset Bay Apartments)[1]	6.050	01/01/2041	01/01/2013	A	1,364,997
3,280,000	Miami-Dade County, FL IDA (BAC Funding Corp.)[1]	5.250	10/01/2020	10/01/2010	A	3,357,080
75,000	Miami-Dade County, FL Public Service Tax Revenue (UMSA Public Improvements)[1]	5.250	10/01/2016	10/01/2010	A	75,543
33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$20,000	Miami-Dade County, FL Special Obligation, Series B	5.426%[4]	10/01/2031	10/01/2031		$5,480
25,000	Naples, FL Hospital Revenue (Naples Community Hospital)	5.375	10/01/2011	10/01/2010	A	25,056
10,000	North Palm Beach Heights, FL Water Control District, Series A1	6.500	10/01/2012	10/01/2010	A	10,049
30,000	North Palm Beach Heights, FL Water Control District, Series B1	6.500	10/01/2012	10/01/2010	A	30,147
25,000	Oakland Park, FL Utilities System[1]	5.250	09/01/2014	10/01/2010	A	25,023
275,000	Oakland, FL Charter School[1]	6.950	12/01/2015	12/01/2015		291,816
20,000	Ocoee, FL Water & Sewer System[1]	5.375	10/01/2016	10/01/2010	A	20,065
25,000	Okaloosa County, FL Airport[1]	5.500	10/01/2023	09/08/2019	B	24,885
1,215,000	Orange County, FL HFA[1]	5.650	09/01/2034	09/01/2013	A	1,274,802
20,000	Orange County, FL HFA (Homeowner)[1]	5.000	09/01/2017	02/01/2012	C	20,555
20,000	Orange County, FL HFA (Homeowner)[1]	5.450	09/01/2022	12/01/2012	C	20,674
30,000	Orange County, FL HFA (Homeowner)[1]	5.500	09/01/2027	03/01/2012	A	30,828
40,000	Orange County, FL HFA (Loma Vista)[1]	5.400	09/01/2019	03/01/2011	A	40,108
15,000	Orange County, FL HFA (Loma Vista)[1]	5.450	09/01/2024	04/01/2011	A	15,015
120,000	Orange County, FL HFA (Loma Vista)[1]	5.500	03/01/2032	09/01/2024	B	117,047
620,000	Orange County, FL HFA (Seminole Pointe)[1]	5.650	12/01/2017	06/01/2011	A	621,445
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,236,564
235,000	Osceola County, FL HFA (Tierra Vista Apartments)	5.800	12/01/2029	12/01/2010	A	235,197
45,000	Pace, FL Property Finance Authority[1]	5.375	09/01/2020	03/01/2011	A	45,027
120,000	Palm Beach County, FL Health Facilities Authority (ACTS Retirement/Life Communities)[1]	5.125	11/15/2029	10/17/2029	B	117,770
100,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250	08/01/2018	02/01/2011	A	100,151
210,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250	08/01/2023	02/01/2011	A	210,221
5,000	Palm Beach County, FL Health Facilities Authority (Life Care Retirement Communities)	5.500	10/01/2011	10/01/2010	A	5,011
45,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)	5.600	12/01/2012	12/01/2010	A	45,103
135,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.800	12/01/2017	12/01/2010	A	136,345
400,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.850	12/01/2022	12/01/2010	A	400,508
250,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.900	06/01/2029	12/01/2010	A	250,228
80,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)	6.100	08/01/2029	02/01/2011	A	80,093
34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$130,000	Palm Beach County, FL HFA (Pinnacle Palms Apartments)[1]	5.650%	07/01/2031	06/01/2011	A	$130,902
945,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.850	12/01/2033	12/01/2010	A	945,246
230,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.900	06/01/2038	12/01/2010	A	230,067
1,100,000	Palm Glades, FL Community Devel. District[1]	4.850	05/01/2011	05/01/2011		781,330
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	02/01/2011	A	852,737
20,000	Pensacola, FL Airport[1]	5.625	10/01/2014	10/01/2010	A	20,068
50,000	Pensacola, FL Airport[1]	6.125	10/01/2018	10/01/2010	A	50,189
20,000	Pinellas County, FL HFA[1]	5.500	03/01/2036	09/01/2014	A	20,112
1,200,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.250	06/01/2034	12/01/2013	A	1,226,784
3,395,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.375	06/01/2019	12/01/2013	A	3,598,530
25,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.450	09/01/2034	03/01/2011	C	26,538
13,020,000	Polk County, FL School Board COP[1]	5.500	01/01/2025	01/01/2011	A	13,291,337
80,000	Port Everglades, FL Authority, Series A1	5.000	09/01/2016	03/01/2011	A	82,140
25,000	Port Palm Beach, FL District[1]	5.300	09/01/2014	03/01/2011	A	25,045
20,000	Port Palm Beach, FL District[1]	5.500	09/01/2019	03/01/2011	A	20,018
145,000	Port Palm Beach, FL District[1]	5.500	09/01/2024	03/01/2011	A	145,051
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/10/2026	B	138,704
1,280,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2016	09/01/2011	A	1,319,706
25,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	03/01/2017	03/01/2011	A	25,039
1,420,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2017	09/01/2011	A	1,460,853
1,300,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2018	09/01/2011	A	1,335,256
75,000	St. Lucie, FL West Services District[1]	6.000	10/01/2022	10/01/2012	A	76,775
30,000	St. Petersburg Beach, FL GO1	5.250	10/01/2013	10/01/2010	A	30,113
2,865,000	Sumter Landing, FL Community Devel. District[1]	5.000	10/01/2020	10/01/2015	A	2,920,810
4,550,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.250	12/01/2020	12/01/2010	A	4,637,178
75,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	12/01/2010	A	75,178
1,300,000	Tallahassee, FL Lease (Florida State University Schools)[1]	5.250	08/01/2023	08/01/2011	A	1,316,705
1,130,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)[1]	6.500	08/01/2017	11/03/2014	B	1,120,067
20,000	University Central Florida (Parking Facility)[1]	5.300	07/01/2015	07/01/2011	A	20,073
25,000	University of South Florida (University Bookstore)	6.000	07/01/2014	01/01/2011	A	25,098
685,000	Village, FL Community Devel. District[1]	7.625	05/01/2017	11/01/2010	C	686,240
35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$100,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)[1]	5.500%	10/15/2014	10/15/2014		$100,216
4,380,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)[1]	5.750	10/15/2029	10/15/2010	A	4,385,256
300,000	Volusia County, FL Educational Facility Authority (Stetson University)[1]	5.250	06/01/2019	06/01/2011	A	300,273
250,000	Volusia County, FL Educational Facility Authority (Stetson University)[1]	5.500	06/01/2016	06/01/2011	A	250,790
100,000	Volusia County, FL Educational Facility Authority (Stetson University)[1]	5.500	06/01/2022	12/01/2010	A	100,340
10,000	Volusia County, FL HFA (Spring Arbor Apartments)[1]	5.200	08/01/2023	02/01/2011	A	10,009
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[5,6]	5.125	05/01/2013	05/01/2013		297,800
1,000,000	Watergrass, FL Community Devel. District Special Assessment[1]	4.875	11/01/2010	11/01/2010		809,400

						254,912,154

Georgia—2.7%
70,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)	6.125	03/01/2017	10/01/2010	A	70,124
115,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	10/01/2010	A	115,144
700,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	11/15/2010	A	700,392
5,625,000	Atlanta, GA Airport[1]	5.625	01/01/2025	01/01/2013	A	5,664,938
65,000	Atlanta, GA Airport[1]	5.625	01/01/2030	01/01/2012	A	65,462
15,000	Atlanta, GA Airport[1]	5.750	01/01/2020	01/01/2011	A	15,171
50,000	Atlanta, GA Airport[1]	5.875	01/01/2016	01/01/2011	A	50,676
200,000	Atlanta, GA Airport[1]	5.875	01/01/2017	01/01/2011	A	202,686
2,045,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.000	07/01/2036	02/25/2032	B	1,429,046
140,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.250	07/01/2036	05/13/2032	B	101,308
40,000	Atlanta, GA GO1	5.000	12/01/2016	12/01/2010	A	46,036
20,000	Atlanta, GA Hsg. Authority (Village at Castleberry)[1]	5.300	02/20/2029	02/20/2011	A	20,054
75,000	Atlanta, GA Hsg. Authority (Village at Castleberry)[1]	5.400	02/20/2039	02/20/2011	A	75,167
700,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.625	01/01/2016	02/05/2013	C	770,042
250,000	Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)[1]	6.000	05/20/2017	11/20/2010	A	250,428
36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Georgia Continued
$185,000	Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)	6.125%	05/20/2027	11/20/2010	A	$185,248
100,000	Atlanta, GA Urban Residential Finance Authority (John Hope Community Partnership)[1]	5.550	11/20/2037	11/20/2010	A	100,057
220,000	Atlanta, GA Water & Wastewater Authority[1]	6.000	11/01/2028	11/01/2019	A	250,092
350,000	Atlanta, GA Water & Wastewater Authority[1]	6.250	11/01/2039	11/01/2019	A	399,035
100,000	Burke County, GA Devel. Authority (Georgia Power Company)[1]	5.450	05/01/2034	05/01/2011	A	100,018
15,000	Chatham County, GA Hospital Authority (Memorial Health Medical Center)[1]	6.000	01/01/2017	07/01/2012	A	15,311
50,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center/ Memorial Health Obligated Group)[1]	5.750	01/01/2029	01/01/2014	A	50,127
2,490,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.250	01/01/2016	01/01/2011	A	2,491,768
2,080,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.500	01/01/2021	01/01/2011	A	2,080,582
385,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.700	01/01/2019	01/01/2011	A	385,262
18,875,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	6.125	01/01/2024	07/01/2012	A	19,133,588
95,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.650	07/01/2017	10/01/2010	A	95,126
105,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)	5.750	07/01/2029	10/01/2010	A	105,084
5,000	Cobb County, GA Hsg. Authority (Garrison Plantation)[1]	5.750	07/01/2014	03/01/2011	A	5,016
15,000	Colquitt County, GA Hospital Authority Anticipation Certificates[1]	5.500	03/01/2016	03/01/2011	A	15,271
9,090,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	08/01/2012	A	9,280,254
895,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.250	11/15/2020	05/15/2019	A	997,299
915,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.500	11/15/2021	05/15/2019	A	1,022,018
20,000	Fulton County, GA Devel. Authority (Cauley Creek Water)[1]	5.250	02/01/2021	02/01/2011	A	20,080
45,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	06/02/2016	B	42,776
305,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	01/01/2011	A	305,119
20,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.375	10/01/2012	04/01/2011	A	20,037
37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Georgia Continued
$22,250,000	GA George L. Smith II Congress Center Authority (Domed Stadium)[2]	5.500%	07/01/2020	07/01/2011	A	$22,499,703
110,000	GA George L. Smith II World Congress Center Authority (Domed Stadium)[1]	5.500	07/01/2020	07/01/2011	A	111,261
5,000,000	GA George L. Smith II World Congress Center Authority (Domed Stadium)[1]	5.700	07/01/2013	07/01/2011	A	5,065,650
20,000	GA HFA (Lake Vista Apartments)[1]	5.950	01/01/2027	01/01/2011	A	20,025
15,000	GA HFA (Single Family Mtg.)[1]	5.100	12/01/2020	12/01/2010	A	15,107
15,000	GA HFA (Single Family Mtg.)[1]	5.125	06/01/2019	12/01/2010	A	15,013
15,000	GA HFA (Single Family Mtg.)[1]	5.300	12/01/2022	06/01/2011	A	15,100
595,000	GA HFA (Single Family Mtg.)[1]	5.350	12/01/2022	12/14/2011	A	602,217
90,000	GA HFA (Single Family Mtg.)[1]	5.500	12/01/2032	12/01/2011	A	90,752
30,000	GA HFA (Single Family Mtg.)[1]	5.550	12/01/2026	12/01/2010	A	30,899
30,000	GA Hsg. & Finance Authority (Cornerstone/Progressive Grove)[1]	5.950	01/01/2027	01/01/2011	A	30,037
2,860,000	GA Main Street Natural Gas[1]	5.000	03/15/2014	03/15/2014		3,073,814
10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	12/01/2010	A	10,061
55,000	GA Municipal Gas Authority (Warner Robins)[1]	6.125	01/01/2026	01/01/2011	A	55,208
40,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2013	10/01/2011	A	40,282
50,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2020	10/01/2011	A	50,280
20,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2025	10/01/2011	A	20,066
5,000	Hinesville, GA Leased Hsg. Corp. (Regency Park)[1]	7.250	01/15/2011	01/15/2011		5,047
4,465,000	Lawrenceville, GA Hsg. Authority (Knollwood Park Apartments)[1]	6.250	12/01/2029	03/01/2011	A	4,751,608
45,000	Macon-Bibb County, GA Industrial Authority[1]	6.000	05/01/2013	11/01/2010	A	45,151
140,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	11/01/2010	A	140,281
1,000,000	McDuffie County, GA County Devel. Authority (Temple-Inland)[1]	6.950	12/01/2023	09/02/2015	A	1,001,490
65,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.400	02/01/2023	02/01/2011	A	65,012
50,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.800	12/01/2020	12/01/2010	A	50,034
195,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	6.250	02/01/2025	02/01/2013	A	197,744
10,000	Rome, GA New Public Hsg. Authority[1]	5.750	11/01/2010	11/01/2010		10,048
10,000	Savannah, GA Hospital Authority (St. Joseph’s Hospital/Candler Hospital Obligated Group)[1]	5.250	07/01/2014	01/01/2011	A	10,064
38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Georgia Continued
$235,000	Vienna, GA Water & Sewer (Tyson Foods)[1]	5.625%	09/01/2012	10/13/2010	B	$227,475
4,525,000	Ware County, GA Hospital Authority (Satilla Health Services)[1]	5.500	03/01/2020	08/01/2013	A	4,657,854

						89,583,125

Hawaii—1.6%
120,000	HI Airports System[1]	5.250	07/01/2021	07/01/2011	A	121,218
6,770,000	HI Airports System[1]	5.625	07/01/2018	07/01/2011	A	6,969,512
150,000	HI Airports System[1]	5.750	07/01/2016	07/01/2011	A	154,572
2,640,000	HI Dept. of Budget & Finance (Hawaiian Electric Company)[1]	6.150	01/01/2020	01/01/2011	A	2,645,491
20,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific Health)[1]	6.400	07/01/2013	08/15/2011	C	20,807
25,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.500	12/01/2014	12/01/2010	A	25,126
100,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.650	10/01/2027	10/01/2013	A	103,113
14,405,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.700	07/01/2020	07/01/2011	A	14,567,344
14,050,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.750	12/01/2018	12/01/2010	A	14,176,310
7,200,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	6.200	11/01/2029	11/01/2010	A	7,210,008
1,025,000	HI Harbor System, Series A1	5.750	07/01/2017	07/01/2011	A	1,037,269
4,285,000	HI Harbor System, Series A1	5.750	07/01/2029	07/01/2011	A	4,343,619
50,000	HI HFDC (Single Family Mtg.)[1]	5.750	07/01/2030	01/01/2011	A	50,639
375,000	Kuakini, HI Health System (Kuakini Health System/Kuakini Medical Center/Kuakini Geriatric Care Obligated Group)[1]	6.375	07/01/2032	07/01/2012	A	377,325

						51,802,353

Idaho—0.1%
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.250	07/01/2011	01/01/2011	A	20,207
145,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.300	07/01/2027	01/01/2016	A	150,568
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2018	01/01/2011	A	10,357
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2020	07/01/2011	A	20,714
100,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550	07/01/2016	01/01/2011	A	102,766
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.600	07/01/2021	10/18/2010	C	15,136
180,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.625	07/01/2015	01/01/2011	A	185,206
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	07/01/2016	01/01/2011	A	10,310
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.000	07/01/2029	01/01/2011	A	20,205
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.050	01/01/2026	01/01/2011	A	10,014
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.350	07/01/2016	01/01/2011	A	5,009
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2	6.200	07/01/2028	01/01/2011	A	5,100
39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Idaho Continued
$10,000	ID Hsg. Agency (Multifamily Hsg.)	6.500%		07/01/2011	01/01/2011	A	$10,036
15,000	ID Hsg. Agency (Multifamily Hsg.)[1]	6.700		07/01/2024	01/01/2011	A	15,023
40,000	ID Hsg. Agency (Single Family Mtg.)[1]	6.450		07/01/2027	01/01/2011	A	40,219
5,000	ID Hsg. Agency (Single Family Mtg.)[1]	6.700		07/01/2027	01/01/2011	A	5,008
5,000	ID Hsg. Agency (Single Family Mtg.), Series A1	6.125		07/01/2026	12/19/2010	A	5,151
10,000	Malad, ID Water[1]	5.500		03/01/2014	03/01/2011	A	10,121
2,035,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A1	5.500		08/01/2017	02/08/2014	B	1,959,685
1,000,000	Power County, ID Pollution Control (FMC Corp.)	5.625		10/01/2014	10/01/2010	A	1,000,250

							3,601,085

Illinois—11.7%
850,000	Bedford Park, IL Tax[1]	5.125		12/30/2018	01/11/2018	B	786,157
715,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	02/01/2011	A	716,015
75,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	02/01/2011	A	75,107
31,000,000	Centerpoint, IL Intermodal Center Program[1]	7.500	[7]	06/15/2023	12/15/2010	D	32,050,900
70,000	Chicago, IL (Single Family Mtg.), Series A1	7.150		09/01/2031	03/01/2011	A	71,945
1,575,000	Chicago, IL Board of Education[1]	5.500		12/01/2023	12/01/2010	A	1,585,253
20,000	Chicago, IL Metropolitan Hsg. Devel. Corp.[1]	6.850		07/01/2022	01/01/2011	A	20,043
240,000	Chicago, IL Midway Airport[1]	5.750		01/01/2017	01/01/2011	A	240,542
65,000	Chicago, IL Midway Airport, Series A1	5.000		01/01/2028	01/01/2011	A	65,023
33,305,000	Chicago, IL Midway Airport, Series A1	5.500		01/01/2029	01/01/2011	A	33,339,304
1,250,000	Chicago, IL Midway Airport, Series B1	5.625		01/01/2029	11/21/2010	A	1,250,900
5,400,000	Chicago, IL Midway Airport, Series B1	5.750		01/01/2022	01/01/2011	A	5,407,182
25,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500		12/20/2019	10/20/2011	A	25,281
50,000	Chicago, IL Multifamily Hsg. (Bryne Mawr/Belle)[1]	5.800		06/01/2033	12/01/2010	A	50,517
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600		01/01/2041	01/01/2016	A	78,566
25,000	Chicago, IL Multifamily Hsg. (St. Edmund’s Village)[1]	6.125		09/20/2024	09/20/2011	A	25,289
3,410,000	Chicago, IL O’Hare International Airport[1]	5.375		01/01/2019	01/01/2012	A	3,469,470
4,630,000	Chicago, IL O’Hare International Airport	5.500		01/01/2016	01/01/2011	A	4,630,000
525,000	Chicago, IL O’Hare International Airport[1]	5.500		01/01/2024	01/01/2012	A	532,130
5,000,000	Chicago, IL O’Hare International Airport[1]	5.625		01/01/2020	01/01/2012	A	5,090,300
8,000,000	Chicago, IL O’Hare International Airport[1]	5.750		01/01/2023	01/01/2014	A	8,453,760
53,570,000	Chicago, IL O’Hare International Airport[1]	6.000		01/01/2029	01/01/2014	A	56,377,604
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250		01/01/2030	01/01/2014	A	61,370
40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Illinois Continued
$60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250%	01/01/2034	01/01/2014	A	$60,289
5,655,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	01/01/2014	A	5,755,885
5,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.500	01/01/2011	01/01/2011		5,019
10,000,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.500	01/01/2016	01/01/2011	A	10,128,800
5,250,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.750	01/01/2020	01/01/2012	A	5,407,920
5,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.250	01/01/2023	01/01/2012	A	5,083
3,520,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.375	01/01/2032	01/01/2012	A	3,547,667
130,000	Chicago, IL O’Hare International Airport (General Airport), Series A	5.500	01/01/2016	01/01/2011	A	130,447
7,015,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.350	01/01/2026	01/01/2012	A	7,104,792
13,235,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.375	01/01/2032	01/01/2012	A	13,353,453
1,350,000	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	05/06/2015	A	1,419,822
12,280,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	11/01/2010	A	12,293,140
1,500,000	IL COP[1]	6.375	07/01/2017	01/01/2011	A	1,504,155
175,000	IL Dept. of Central Management Services COP[1]	6.150	07/01/2013	07/01/2011	A	175,705
15,000	IL Dept. of Central Management Services COP[1]	6.200	07/01/2014	01/01/2011	A	15,061
7,245,000	IL Dept. of Central Management Services COP[1]	6.200	07/01/2017	01/01/2011	A	7,328,173
565,000	IL Devel. Finance Authority (Adams County Mental Health Center/Adult Comprehensive Human Services Obligated Group)[1]	6.000	07/01/2015	01/01/2011	A	565,949
10,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	5.700	07/01/2019	04/12/2017	B	9,626
5,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	6.050	07/01/2019	07/07/2018	B	4,930
5,000	IL Devel. Finance Authority (Lester & Rosalie Anixter Center/CCAR Industries Obligated Group)[1]	5.500	07/01/2012	01/01/2011	A	5,006
2,000,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2013	11/15/2010	A	2,004,600
4,835,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2014	11/15/2010	A	4,845,154
2,750,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2015	11/15/2010	A	2,755,253
350,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2016	11/15/2010	A	350,550
550,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250	04/01/2022	04/01/2017	A	557,249
41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Illinois Continued
$30,000	IL Devel. Finance Authority (Round Lake)[1]	5.450%	01/01/2019	01/01/2011	A	$30,106
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	06/01/2012	A	24,132,808
240,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.400	03/01/2028	03/01/2011	A	240,096
11,790,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.700	02/01/2024	02/01/2011	A	11,798,135
80,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)[1]	5.000	02/01/2028	02/01/2028		77,736
285,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)[1]	5.500	12/01/2026	12/01/2010	A	285,046
1,200,000	IL Educational Facilities Authority (Augustana College)[1]	5.625	10/01/2022	10/01/2012	A	1,234,608
50,000	IL Educational Facilities Authority (Robert Morris College)	5.250	06/01/2014	12/01/2010	A	50,131
100,000	IL Educational Facilities Authority (Robert Morris College)	5.375	06/01/2015	12/01/2010	A	100,251
16,790,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	05/15/2019	A	17,681,885
6,210,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.625	11/01/2039	05/01/2019	A	6,875,153
22,350,000	IL GO1	5.000	12/01/2027	12/01/2012	A	22,706,483
12,365,000	IL GO1	5.375	12/01/2025	12/01/2011	A	12,437,459
25,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2017	02/15/2011	A	25,016
5,130,000	IL Health Facilities Authority (Ingalls Health System)[1]	6.250	05/15/2014	11/15/2010	A	5,175,041
8,415,000	IL Health Facilities Authority (Loyola University Health System)[1]	5.375	07/01/2017	01/01/2011	A	8,422,153
1,670,000	IL Health Facilities Authority (Methodist Medical Center of Illinois)[1]	5.500	11/15/2014	11/15/2010	A	1,674,626
305,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	5.750	02/15/2022	02/15/2011	A	305,281
50,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	6.000	02/15/2026	02/15/2011	A	50,046
100,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2017	08/01/2011	A	100,047
20,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2022	08/01/2011	A	20,001
25,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2027	09/07/2025	B	24,158
500,000	IL Health Facilities Authority (Sherman Health System)[1]	5.500	08/01/2012	02/01/2012	A	500,900
45,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.500	08/01/2026	10/01/2010	C	48,092
200,000	IL Hsg. Devel. Authority, Series C-2[1]	5.250	08/01/2022	08/01/2012	A	203,060
42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Illinois Continued
$270,000	IL Metropolitan Pier & Exposition Authority[1]	5.250%	06/15/2027	12/15/2010	A	$270,278
8,400,000	IL Metropolitan Pier & Exposition Authority	5.375	06/01/2014	12/01/2010	A	8,429,316
170,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2022	12/15/2010	A	170,690
5,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2022	12/01/2010	A	5,020
65,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2022	12/01/2010	A	65,264
565,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2027	12/01/2010	A	567,153
170,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2027	12/15/2010	A	170,648
1,130,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2027	12/01/2010	A	1,134,305
50,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.250	12/15/2028	12/15/2010	A	50,548
17,785,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.500	12/15/2024	12/15/2010	A	18,031,678
45,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.500	12/15/2024	12/15/2010	A	45,622
90,000	Joliet, IL GO1	6.250	01/01/2011	01/01/2011		91,092
35,000	Lake County, IL HFC, Series A	6.800	05/01/2023	11/01/2010	A	35,069
4,510,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[1]	5.500	01/01/2020	08/11/2018	B	3,454,435
10,000	Northern, IL University (Auxiliary Facilities System)[1]	6.000	04/01/2024	04/01/2011	A	10,037
150,000	Southwestern IL Devel. Authority (Illinois-American Water Company)[1]	5.000	02/01/2028	02/01/2011	A	150,027
50,000	Will-Kankakee, IL Regional Devel. Authority (Consumers Illinois Water Company)[1]	5.400	09/01/2030	09/01/2030		49,998

						380,665,884

Indiana—1.1%
110,000	De Kalb County, IN Redevel. Authority[1]	6.000	07/15/2018	01/15/2011	A	110,238
2,420,000	East Chicago, IN Exempt Facilities (Inland Steel Company)[1]	6.700	11/01/2012	11/01/2012		2,378,715
30,000	Fort Wayne, IN Sewage Works[1]	5.000	08/01/2012	02/01/2011	A	30,098
3,260,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2025	08/15/2015	A	3,437,898
2,270,000	Hammond, IN Redevel. District (Marina Area)[1]	6.000	01/15/2017	05/10/2015	B	2,331,517
45,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2014	12/01/2010	A	45,121
165,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	01/01/2011	A	165,208
550,000	IN Health Facility Financing Authority (Kings Daughters Hospital Assoc.)[1]	5.625	08/15/2027	10/18/2010	A	549,984
40,000	IN Health Facility Financing Authority (Munster Medical Research Foundation/ St. Catherine Hospital Obligated Group)[1]	5.500	08/01/2013	08/01/2012	A	41,239
3,810,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.125	09/01/2018	10/14/2010	A	3,810,267
43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Indiana Continued
$10,675,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.250%	09/01/2023	09/01/2023		$10,674,360
25,000	IN HFA (Single Family Mtg.)[1]	5.250	07/01/2023	07/01/2011	A	25,638
5,000	IN HFA (Single Family Mtg.)[1]	5.600	07/01/2021	01/01/2011	A	5,200
315,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	5.250	01/01/2037	06/24/2012	A	334,054
90,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450	01/01/2040	11/01/2014	C	97,470
360,000	IN Municipal Power Agency, Series A1	5.300	01/01/2023	01/01/2011	A	361,195
535,000	Madison County, IN Hospital Authority (Community Hospital of Anderson)[1]	8.000	01/01/2014	01/01/2011	A	537,461
10,000	Michigan City, IN Redevel. Authority[1]	6.150	02/01/2019	02/01/2011	A	10,019
25,000	Perry County, IN Redevel. Authority[1]	6.000	02/01/2012	02/01/2011	A	25,076
5,000,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[1]	5.900	12/01/2024	08/01/2011	A	5,145,700
300,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[1]	6.375	11/01/2029	08/01/2015	A	308,109
2,565,000	St. Joseph County, IN Economic Devel. (Madison Center)[1]	5.450	02/15/2017	05/08/2014	B	2,496,515
2,340,000	St. Joseph County, IN Economic Devel. (Madison Center)[1]	5.500	02/15/2021	01/15/2020	B	2,169,133

						35,090,215

Iowa—0.1%
15,000	Des Moines, IA Aviation System, Series B1	5.125	07/01/2018	01/01/2011	A	15,022
2,000,000	Estherville, IA Hospital (Avera Holy Family Health)[1]	6.250	07/01/2026	07/01/2012	A	2,021,240
20,000	IA Finance Authority (Trinity Health)[1]	6.000	12/01/2027	12/01/2011	A	20,272
800,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	5.250	11/15/2014	11/15/2010	A	800,152
75,000	IA Student Loan Liquidity Corp.[1]	6.125	12/01/2011	12/01/2010	A	75,305

						2,931,991

Kansas—1.2%
115,000	La Cygne, KS Pollution Control (Kansas Gas & Electric Company)[1]	5.100	03/01/2023	03/01/2011	A	115,114
660,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)[1]	4.800	04/01/2027	08/18/2020	B	499,455
6,220,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.250	12/01/2038	02/29/2012	C	6,608,136
5,065,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.250	12/01/2038	06/01/2017	A	5,398,425
4,675,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.550	06/01/2038	07/11/2019	A	4,982,874
480,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.650	12/01/2036	08/01/2011	C	514,109
44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Kansas Continued
$11,055,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.800%	12/01/2038	06/01/2015	C	$11,946,215
9,105,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.875	06/01/2039	06/01/2020	A	9,879,014
140,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	04/01/2014	C	149,603
15,000	Shawnee, KS Multifamily Hsg. (Thomasbrook Apartments)[1]	5.500	04/01/2024	10/01/2010	A	15,014

						40,107,959

Kentucky—1.0%
150,000	Jefferson County, KY Health Facilities (JHHS)[1]	5.750	01/01/2026	01/01/2011	A	150,132
55,000	Jefferson County, KY Health Facilities (JHHS/JHP/JHF Obligated Group)[1]	5.700	01/01/2021	01/01/2011	A	55,074
2,535,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.500	07/01/2017	01/01/2011	A	2,539,259
120,000	Kenton County, KY Airport (Delta Airlines)[5,6]	8.000	12/01/2015	12/01/2015		1
740,000	KY Area Devel. Districts (City of Ewing)[1]	5.700	06/01/2015	12/01/2010	A	757,479
50,000	KY EDFA (Pikeville Medical Center)[1]	5.625	02/01/2017	02/01/2011	A	50,079
110,000	KY EDFA (Pikeville Medical Center)[1]	5.700	02/01/2028	02/01/2011	A	110,067
20,000	KY Hsg. Corp.[1]	5.300	07/01/2018	01/01/2011	A	20,663
15,000	KY Hsg. Corp.[1]	5.350	01/01/2021	07/01/2011	A	15,128
15,000	KY Hsg. Corp.[1]	5.450	07/01/2022	01/01/2012	A	15,213
15,000	KY Hsg. Corp., Series C1	5.375	07/01/2027	01/01/2012	A	15,208
65,000	KY Infrastructure Authority[1]	5.700	06/01/2013	12/01/2010	A	65,419
26,220,000	Louisville & Jefferson County, KY Metropolitan Government Health Facilities (Jewish Hospital & St. Mary’s Healthcare)[1]	6.000	02/01/2022	02/01/2013	A	27,316,258
100,000	Madison County, KY Industrial Building (McCready Manor)	5.300	06/01/2011	12/01/2010	A	101,290

						31,211,270

Louisiana—4.2%
145,000	Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)[1]	5.600	12/01/2028	12/01/2010	A	145,170
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	07/01/2023		67,901
255,000	Calcasieu Parish, LA Industrial Devel. Board (ConocoPhillips Holding Company/E.I. Dupont de Nemours Obligated Group)[1]	5.750	12/01/2026	12/01/2010	A	255,219
415,000	Calcasieu Parish, LA Public Trust Authority[1]	5.000	04/01/2028	04/01/2016	C	423,976
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	11/01/2010	A	190,089
2,000,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	11/01/2013	A	2,043,540
45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Louisiana Continued
$140,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	6.375%	05/01/2025	05/01/2012	A	$142,516
10,000	De Soto Parish, LA Pollution Control (Cleco Utility Group)[1]	5.875	09/01/2029	09/01/2011	A	10,070
35,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	5.500	10/01/2025	10/01/2010	A	35,037
75,000	Iberville Parish, LA Pollution Control (Entergy Gulf States)[1]	5.700	01/01/2014	07/01/2011	A	75,012
465,000	Jefferson Parish, LA Home Mtg. Authority (Single Family Mtg.)[1]	5.875	12/01/2021	02/01/2012	C	488,855
2,795,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	09/25/2014	B	3,013,709
1,965,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	09/01/2019	A	2,107,836
60,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	65,988
215,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	02/01/2012	C	226,204
10,000	LA HFA (Single Family Mtg.)[1]	5.900	12/01/2011	12/01/2010	C	10,231
900,000	LA HFA (Single Family Mtg.)[1]	6.375	06/01/2033	06/01/2012	C	952,542
20,000	LA HFA (St. Dominic Assisted Care)[1]	6.300	09/01/2015	03/01/2011	A	20,051
25,000	LA HFA (St. Dominic Assisted Care)[1]	6.850	09/01/2025	09/01/2011	A	25,050
20,000	LA HFA (St. Dominic Assisted Care)[1]	6.950	09/01/2036	03/01/2011	A	20,387
2,070,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	05/22/2018	B	1,879,477
3,600,000	LA Local Government EF&CD Authority (Woman’s Hospital Foundation)[1]	5.875	10/01/2040	10/01/2020	A	3,728,016
6,455,000	LA Public Facilities Authority (Centenary College)[1]	5.625	02/01/2019	01/09/2015	B	6,368,051
3,100,000	LA Public Facilities Authority (Louisiana Water Company)[1]	5.450	02/01/2013	02/01/2011	A	3,132,643
245,000	LA Public Facilities Authority (Touro Infirmary)[1]	5.625	08/15/2029	07/18/2026	B	195,432
7,500,000	LA State Citizens Property Insurance[1]	6.125	06/01/2024	06/01/2013	A	8,086,350
480,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)[1]	6.200	05/01/2020	11/01/2010	A	486,802
1,125,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)[1]	6.375	05/01/2031	05/01/2011	A	1,140,379
48,800,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875	05/15/2039	05/15/2012	A	49,227,976
47,805,000	LA Tobacco Settlement Financing Corp. (TASC), Series B	5.500	05/15/2030	05/15/2012	A	48,129,118
2,000,000	Morehouse Parish, LA Pollution Control (International Paper Company)[1]	5.250	11/15/2013	11/15/2013		2,153,720
25,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.250	07/15/2011	01/15/2011	A	25,034
55,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.500	07/15/2018	07/15/2011	A	55,014
46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Louisiana Continued
$230,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600%	07/15/2025	10/02/2022	B	$225,004
15,000	New Orleans, LA Finance Authority (Single Family Mtg.)[1]	5.350	12/01/2028	12/01/2010	A	15,303
5,000	New Orleans, LA Home Mtg. Authority (Single Family Mtg.)[1]	6.000	12/01/2021	12/01/2010	A	5,104
30,000	New Orleans, LA Sewage Service[1]	5.400	06/01/2017	12/01/2010	A	30,016
15,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	06/01/2012	A	15,159
50,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2019	12/01/2010	A	50,336
120,000	Orleans Parish, LA School Board, Series B1	5.200	02/01/2014	02/01/2011	A	120,046
340,000	Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)[1]	6.100	08/01/2019	12/26/2015	B	254,504
30,000	St. John Baptist Parish, LA (USX Corp.)[1]	5.350	12/01/2013	12/01/2010	A	30,004
55,000	West Feliciana Parish, LA Pollution Control (Entergy Gulf States)[1]	5.800	12/01/2015	12/01/2010	A	55,091
55,000	West Feliciana Parish, LA Pollution Control (Entergy Gulf States)[1]	5.800	04/01/2016	10/01/2010	A	55,209

						135,783,171

Maine—0.0%
345,000	Jay, ME Solid Waste Disposal (International Paper Company)[1]	5.125	06/01/2018	06/01/2013	A	350,303
2,000,000	ME Finance Authority Solid Waste Recycling Facilities (Great Northern Paper)[5,6]	7.750	10/01/2022	10/01/2022		350,000
15,000	ME H&HEFA, Series A1	6.000	07/01/2024	01/01/2011	A	15,066
20,000	ME Hsg. Authority	5.375	11/01/2012	05/15/2012	A	20,064
15,000	ME Hsg. Authority[1]	5.700	11/01/2018	11/01/2010	A	15,019
15,000	ME Municipal Bond Bank, Series B1	5.850	11/01/2020	12/01/2010	A	15,061
25,000	Winslow, ME (Crowe Rope Industries)	6.000	03/01/2012	03/01/2011	A	25,092

						790,605

Maryland—0.4%
90,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.150	03/01/2018	03/01/2011	A	90,394
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350	07/01/2041	01/01/2011	A	5,005
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.375	09/01/2024	03/01/2011	A	25,106
245,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	5.650	07/01/2039	03/01/2011	A	245,167
4,945,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750	09/01/2039	03/01/2019	A	5,258,167
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.850	07/01/2014	01/01/2011	A	5,010

47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Maryland Continued
$2,600,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	6.000%		07/01/2039	10/01/2010	A	$2,602,938
275,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.250		07/01/2031	01/01/2011	A	275,330
1,455,000	MD H&HEFA (Anne Arundel Medical Center)[1]	5.125		07/01/2028	01/01/2011	A	1,456,775
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500		07/01/2026	01/01/2011	A	65,055
50,000	MD H&HEFA (Medlantic/Helix Parent)[1]	5.250		08/15/2013	02/15/2011	A	50,141
55,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)[1]	5.500		08/15/2020	02/15/2011	A	55,069
10,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	6.400		07/01/2028	01/01/2011	A	10,017
905,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750		07/01/2029	12/13/2011	C	987,509
80,000	Prince Georges County, MD Hsg. Authority (Langley Gardens Apartments)[1]	5.750		08/20/2029	08/20/2011	A	80,006

							11,211,689

Massachusetts—1.1%
35,000	MA Devel. Finance Agency (Curry College)[1]	6.000		03/01/2031	03/01/2011	A	35,155
1,200,000	MA Devel. Finance Agency (Ogden Haverhill)[1]	5.500		12/01/2019	12/01/2010	A	1,202,964
2,800,000	MA Devel. Finance Agency (Springfield Res Rec)[1]	5.625		06/01/2019	12/01/2010	A	2,832,816
3,825,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200		02/20/2046	02/20/2020	A	4,108,700
9,430,000	MA Educational Financing Authority[1]	5.300		01/01/2016	01/01/2011	A	9,446,691
5,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.625		07/01/2013	01/01/2011	A	5,012
70,000	MA H&EFA (Cape Cod Healthcare)[1]	5.450		11/15/2023	10/22/2019	B	69,992
50,000	MA H&EFA (Capital Asset Program)[1]	0.879	[7]	07/01/2030	10/14/2019	B	37,105
235,000	MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)[1]	5.625		07/01/2020	01/01/2011	A	235,172
155,000	MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)[1]	5.700		07/01/2015	05/15/2012	A	155,575
1,500,000	MA H&EFA (Lowell General Hospital)[1]	5.250		06/01/2016	12/01/2010	A	1,503,315
1,250,000	MA H&EFA (Nichols College)[1]	6.000		10/01/2017	10/01/2011	A	1,263,963
180,000	MA H&EFA (Schepens Eye Research Institute)[1]	6.500		07/01/2028	07/01/2012	A	182,275
5,000	MA H&EFA (UMass Memorial Health Care/ UMass Memorial Medical Center Obligated Group)[1]	5.250		07/01/2014	01/01/2011	A	5,030
1,355,000	MA H&EFA (Valley Regional Health System)[1]	5.750		07/01/2018	01/01/2011	A	1,355,393
1,150,000	MA H&EFA (Valley Regional Health System)[1]	6.375		07/01/2014	01/01/2011	A	1,151,852
210,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.250		11/15/2018	11/15/2010	A	210,088
3,005,000	MA HFA (Rental Mtg.)[1]	5.600		01/01/2045	07/01/2012	A	3,038,145
210,000	MA HFA, Series A	5.150		12/01/2011	12/01/2010	A	210,433
35,000	MA HFA, Series A1	5.500		07/01/2040	02/24/2035	B	30,998

48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Massachusetts Continued
$2,000,000	MA HFA, Series A1	6.000%	07/01/2041	01/01/2011	A	$2,000,020
505,000	MA Industrial Finance Agency (Arbors at Taunton)[1]	5.300	06/20/2019	06/20/2011	A	510,520
260,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375	04/01/2020	10/01/2010	A	260,325
470,000	MA Industrial Finance Agency (Massachusetts American Water Company)	6.250	12/01/2010	12/01/2010		471,260
930,000	MA Industrial Finance Agency (Massachusetts American Water Company)[1]	6.750	12/01/2025	12/01/2010	A	930,614
2,155,000	MA Industrial Finance Agency (Massachusetts American Water Company)[1]	6.900	12/01/2029	12/01/2010	A	2,156,121
1,000,000	MA Industrial Finance Agency (Ogden Haverhill Associates)[1]	5.600	12/01/2019	12/01/2010	A	1,005,750
225,000	MA Port Authority (US Airways)[1]	5.750	09/01/2016	10/12/2014	B	217,766
435,000	MA Port Authority (US Airways)[1]	6.000	09/01/2021	10/13/2019	B	416,908
835,000	MA Turnpike Authority, Series A	5.550	01/01/2017	01/01/2011	A	838,591
1,000,000	MA Water Pollution Abatement Trust[1]	5.500	08/01/2029	02/01/2011	A	1,003,630

						36,892,179

Michigan—2.9%
500,000	Detroit, MI GO1	5.250	04/01/2014	04/01/2013	A	501,975
225,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	08/27/2014	B	137,354
3,070,000	Dickinson County, MI Healthcare System[1]	5.700	11/01/2018	11/01/2011	A	3,102,481
20,000	Farmington Hills, MI EDC (Botsford General Hospital)[1]	5.700	02/15/2015	02/15/2011	A	20,033
155,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2020	01/23/2019	B	149,973
20,000	Grand Rapids, MI Charter Township (Porter Hills Foundation)[1]	5.200	07/01/2014	02/01/2011	A	20,019
10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)[1]	5.625	05/01/2015	11/01/2010	A	10,091
15,000	Kalamazoo, MI (Downtown Devel.)[1]	6.000	04/01/2013	10/01/2010	A	15,371
20,000	MI Higher Education Student Loan Authority[1]	5.400	06/01/2018	12/01/2010	A	20,022
250,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250	08/15/2028	07/25/2027	B	236,163
1,025,000	MI Hospital Finance Authority (Memorial Hospital)[1]	5.875	11/15/2021	11/15/2010	A	1,034,061
460,000	MI Hospital Finance Authority (OUH/OHP/OHS Obligated Group)[1]	6.000	04/01/2022	04/01/2013	A	476,436
20,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750	05/15/2016	11/15/2010	A	20,970
480,000	MI Hsg. Devel. Authority (Rental Hsg.)[1]	6.100	10/01/2033	10/01/2010	A	480,432
50,000	MI Hsg. Devel. Authority, Series A1	5.300	10/01/2037	04/01/2011	A	50,111

49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

Michigan Continued
$25,000	MI Municipal Bond Authority[1]	7.100%	11/01/2014	11/01/2010	A	$25,094
845,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	5.000	12/01/2013	01/05/2012	B	864,063
12,840,000	MI Tobacco Settlement Finance Authority[1]	5.125	06/01/2022	07/12/2013	B	11,844,900
750,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600	06/01/2022	12/01/2010	A	751,478
20,000,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	6.250	08/01/2023	08/01/2014	A	21,187,200
4,680,000	Saginaw, MI Hospital Finance Authority (Covenant Medical Center)[1]	6.500	07/01/2030	07/01/2011	A	4,730,731
7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2025	12/01/2015	A	7,400,928
1,750,000	Wayne County, MI Building Authority	5.250	06/01/2016	12/01/2010	A	1,756,510
55,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000	12/01/2019	12/01/2010	A	55,054
10,000,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000	12/01/2022	12/01/2011	A	10,004,900
830,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2012	12/01/2010	A	832,731
100,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2013	12/01/2010	A	100,329
20,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2014	12/01/2010	A	20,066
25,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2018	12/01/2010	A	25,053
10,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.375	12/01/2015	12/01/2010	A	10,035
7,950,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.375	12/01/2016	12/01/2010	A	7,977,746
21,780,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1,8]	5.375	12/01/2017	12/01/2010	A	21,837,935
25,000	Wexford County, MI Water Supply System[1]	5.850	11/01/2012	11/01/2010	A	25,592
20,000	Wexford County, MI Water Supply System[1]	6.250	11/01/2024	03/13/2011	A	20,441

						95,746,278

Minnesota—2.0%
60,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500	03/01/2019	08/27/2012	A	67,988
58,000,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500	04/01/2030	08/27/2012	A	63,396,320
45,000	Minneapolis, MN Multifamily Hsg. (Riverside Plaza)[1]	5.100	12/20/2018	12/20/2010	A	45,046
150,000	MN HFA (Single Family Mtg.)	5.600	07/01/2013	01/01/2011	A	150,485
975,000	Olmsted County, MN Health Care Facilities (Olmsted Medical Group)[1]	5.550	07/01/2019	01/01/2011	A	978,266

50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Minnesota Continued
$885,000	St. Paul, MN Hsg. & Redevel. Authority (559 Capital Blvd./HSJH/BLMC/DRH/HESJH Obligated Group)[1]	5.700%	11/01/2015	11/01/2010	A	$885,363

						65,523,468

Mississippi—0.6%
285,000	Biloxi, MS Hsg. Authority (Beauvoir Apartments)[1]	6.250	09/01/2031	02/03/2027	B	189,266
100,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	5.750	07/01/2031	07/01/2011	A	101,115
65,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.125	07/01/2015	01/01/2011	A	65,162
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	01/01/2011	A	746,341
300,000	Jackson County, MS Port Improvement[1]	5.250	05/01/2012	11/01/2010	A	300,759
290,000	Jackson County, MS Port Improvement[1]	5.250	05/01/2013	11/01/2010	A	290,647
100,000	MS Business Finance Corp. (Bomaine Corp.)[1]	5.750	05/01/2015	05/01/2015		99,795
9,000,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	10/01/2010	A	9,000,720
200,000	MS Business Finance Corp. (System Energy Resources)[1]	5.900	05/01/2022	05/01/2011	A	200,016
75,000	MS Devel. Bank Special Obligation[1]	5.500	07/01/2031	07/01/2011	A	77,852
125,000	MS Devel. Bank Special Obligation[1]	5.500	07/01/2031	07/01/2011	A	125,685
305,000	MS Home Corp. (Single Family Mtg.)[1]	5.300	12/01/2023	07/30/2012	B	313,046
3,685,000	MS Home Corp. (Single Family Mtg.)[1]	6.375	12/01/2032	08/01/2011	A	3,989,234
140,000	MS Home Corp. (Valley State Student Hsg.)	5.200	12/01/2023	01/08/2022	B	58,059
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/08/2027	B	43,076
15,000	MS Home Corp., Series A1	6.300	06/01/2031	06/01/2014	A	15,770
50,000	MS Small Business Enterprise[1]	5.700	12/01/2013	12/01/2010	A	50,155
20,000	Tupelo, MS GO1	5.900	08/01/2013	02/01/2011	A	20,331
3,000,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	11/01/2013	A	3,053,670
1,075,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	09/01/2011	A	1,086,685

						19,827,384

Missouri—0.4%
20,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.700	03/01/2026	04/09/2024	B	20,000
175,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.000	03/01/2014	09/06/2013	B	176,085
125,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.125	03/01/2015	03/01/2015		125,239
100,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.250	03/01/2016	03/01/2016		99,762

51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Missouri Continued
$880,000	Branson, MO IDA (Branson Hills Redevel.)[1]	6.250%	05/01/2013	05/05/2011	B	$883,476
4,095,000	Hanley/Eager Road, MO Transportation Devel. District[1]	6.750	12/01/2028	12/01/2010	A	4,098,071
1,170,000	Kansas City, MO Special Facilities (MCI Overhaul Base)[1]	5.625	09/01/2017	09/01/2015	A	1,257,890
1,100,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	08/01/2013	B	1,083,797
20,000	Lees Summit, MO Tax (Summitwoods Crossing)[1]	6.250	05/01/2017	11/01/2010	A	20,006
995,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	09/01/2012	B	896,127
10,000	MO Environmental Improvement & Energy Resources Authority	5.100	01/01/2011	01/01/2011		10,032
25,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2019	01/01/2011	A	25,088
215,000	MO Environmental Improvement & Energy Resources Authority (Missouri-American Water Company)[1]	5.900	03/01/2030	03/01/2011	A	215,176
320,000	MO Environmental Improvement & Energy Resources Authority (St. Joseph Light & Power)[1]	5.850	02/01/2013	02/01/2011	A	320,848
85,000	MO H&EFA (FHS)[1]	5.500	02/15/2024	02/15/2011	A	85,273
400,000	MO H&EFA (Lake Ozarks General Hospital)[1]	5.100	02/15/2018	02/15/2011	A	400,188
5,000	MO HDC (Single Family Mtg.)[1]	6.200	09/01/2025	11/20/2010	C	5,324
10,000	MO HDC (Truman Farm Villas)	5.750	10/01/2011	10/01/2010	A	10,028
10,000	MO Hsg. Devel. Commission (Single Family)[1]	6.450	09/01/2027	03/01/2011	A	10,014
25,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	03/01/2011	A	25,344
200,000	Raymore, MO Tax Increment[1]	5.000	03/01/2012	03/01/2012		196,830
300,000	Raymore, MO Tax Increment[1]	5.000	03/01/2013	03/01/2013		289,476
275,000	Raymore, MO Tax Increment[1]	5.125	03/01/2014	03/01/2014		261,982
230,000	Raymore, MO Tax Increment[1]	5.125	03/01/2015	03/01/2015		214,040
2,120,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	07/21/2015	B	1,954,598
35,000	Sikeston, MO Electric[1]	5.000	06/01/2022	06/01/2011	A	35,005
55,000	St. Charles County, MO IDA (Ashwood Apartments)[1]	5.600	04/01/2030	10/01/2010	A	55,036
500,000	St. Joseph, MO IDA (Shoppes at North Village)[1]	5.100	11/01/2019	06/06/2018	B	491,215
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	109,172
675,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	02/03/2012	B	567,257
10,000	University City, MO IDA (Canterbury Gardens)[1]	5.900	12/20/2020	12/20/2010	A	10,004

						13,952,383

52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Montana—0.2%
$215,000	Crow, MT Finance Authority (Tribal)[1]	5.700%	10/01/2027	10/01/2010	A	$215,310
15,000	MT Board of Hsg. (Single Family Mtg.)	5.450	06/01/2027	12/01/2010	A	15,009
885,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.600	12/01/2023	12/01/2010	A	920,294
5,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	06/01/2030	12/01/2010	A	5,247
2,155,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	12/01/2035	06/24/2012	C	2,277,059
10,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.900	06/01/2020	12/01/2010	A	10,486
2,100,000	MT Board of Hsg. (Single Family Mtg.)[1]	6.000	12/01/2029	12/01/2010	A	2,147,670
10,000	MT Board of Hsg. (Single Family Mtg.)[1]	6.250	12/01/2020	12/01/2010	A	10,200
2,330,000	MT Higher Education Student Assistance Corp.	6.400	12/01/2032	12/01/2032		2,305,815

						7,907,090

Multi States—0.7%
10,000,000	Centerline Equity Issuer Trust[1,9]	6.000	04/30/2015	04/30/2015		10,592,400
6,000,000	Munimae TE Bond Subsidiary[1]	5.125	11/29/2049	09/30/2015	D	4,920,000
8,000,000	Munimae TE Bond Subsidiary[1]	5.300	11/29/2049	09/30/2015	D	5,883,200
3,000,000	Munimae TE Bond Subsidiary[1]	5.500	11/29/2049	09/30/2015	B	2,091,990

						23,487,590

Nebraska—0.4%
35,000	Dawson County, NE Sanitation & Improvement District (IBP)[1]	5.550	02/01/2017	08/26/2015	B	35,092
125,000	NE Central Plains Gas Energy[1]	5.000	12/01/2013	12/01/2013		134,934
5,000	NE Investment Finance Authority (Kearney Plaza)	7.500	12/01/2023	01/01/2011	A	5,013
5,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.000	12/01/2015	12/01/2010	A	5,007
30,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.200	06/01/2028	12/01/2010	A	30,038
20,000	NE Investment Finance Authority (Single Family Hsg.)[1]	5.350	09/01/2032	03/01/2012	A	20,742
12,885,000	NE Investment Finance Authority (Single Family Hsg.)	5.550	09/01/2028	03/01/2011	A	12,892,989

						13,123,815

Nevada—0.4%
25,000	Clark County, NV Improvement District[1]	6.250	02/01/2013	02/01/2013		25,360
400,000	Clark County, NV Industrial Devel. (Southwest Gas Corp.)[1]	5.450	03/01/2038	03/01/2013	D	420,352
50,000	Henderson, NV Redevel. Agency Tax Allocation[1]	6.900	10/01/2017	10/01/2012	A	51,399
25,000	Henderson, NV Redevel. Agency Tax Allocation[1]	7.200	10/01/2025	10/01/2012	A	25,280
5,455,000	Las Vegas, NV Paiute Tribe, Series A1	6.125	11/01/2012	05/07/2011	B	5,179,359
200,000	Las Vegas, NV Paiute Tribe, Series A1	6.625	11/01/2017	11/13/2015	B	172,678

53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Nevada Continued
$100,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.375%	06/01/2014	06/01/2014		$96,087
250,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.500	06/01/2015	06/01/2015		236,488
2,540,000	NV GO1	5.000	05/15/2028	11/15/2010	A	2,696,515
290,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.900	10/01/2016	10/01/2010	A	290,554
15,000	NV Hsg. Division (Single Family Mtg.)[1]	5.650	04/01/2022	10/01/2010	A	15,161
5,000	NV Hsg. Division (Single Family Mtg.), Series B1	5.650	10/01/2021	10/01/2010	A	5,005
15,000	Washoe, NV HFC (Washoe Mills Apartments)[1]	6.125	07/01/2022	12/01/2010	A	15,025
725,000	West Wendover, NV (Recreation District)[1]	5.375	12/01/2019	12/01/2019		725,225
1,510,000	West Wendover, NV (Recreation District)[1]	5.400	12/01/2017	12/01/2010	A	1,511,012
710,000	West Wendover, NV (Recreation District)[1]	5.400	12/01/2021	12/01/2010	A	710,128

						12,175,628

New Hampshire—2.3%
15,000	Manchester, NH Hsg. & Redevel. Authority, Series A1	6.000	01/01/2011	01/01/2011		14,984
320,000	NH Business Finance Authority (Pennichuck Water Works)[1]	6.300	05/01/2022	11/01/2010	A	320,557
10,000,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	10,110,500
26,100,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	26,388,405
4,600,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	4,650,830
545,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	551,022
5,000,000	NH Business Finance Authority (United Illuminating Company)[1]	6.875	12/01/2029	02/01/2012	D	5,286,800
7,000,000	NH Business Finance Authority (United Illuminating Company)[1]	7.125	07/01/2027	02/01/2012	D	7,333,270
15,000,000	NH HE&HFA (Concord Hospital)[1]	6.000	10/01/2026	12/01/2010	A	15,012,000
130,000	NH HE&HFA (Dartmouth College)[1]	5.550	06/01/2023	12/01/2010	A	130,121
275,000	NH HE&HFA (New Hampton School)[1]	5.250	10/01/2018	10/01/2010	A	275,066
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	01/01/2011	A	60,056
190,000	NH HFA (Single Family Mtg.)[1]	5.200	01/01/2024	07/01/2013	A	194,556
10,000	NH HFA (Single Family Mtg.)[1]	5.450	07/01/2021	01/01/2012	A	10,152
825,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	07/23/2012	C	893,351
55,000	NH HFA (Single Family Mtg.)[1]	5.850	07/01/2017	01/01/2011	A	55,112
3,045,000	NH HFA (Single Family Mtg.)[1]	5.850	07/01/2021	03/01/2011	C	3,331,748
5,000	NH HFA (Single Family Mtg.)	6.150	07/01/2011	01/01/2011	A	5,015
20,000	NH HFA (Single Family Mtg.)[1]	6.150	07/01/2029	12/01/2011	A	20,614
295,000	NH HFA (Single Family Mtg.)[1]	6.300	07/01/2031	01/01/2012	A	312,485

54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New Hampshire Continued
$1,000,000	NH IDA (Connecticut Light & Power Company)[1]	5.900%	11/01/2016	11/01/2011	A	$1,002,020
35,000	NH IDA (Connecticut Light & Power Company)[1]	5.900	08/01/2018	10/01/2012	A	35,384

						75,994,048

New Jersey—1.7%
3,550,000	NJ EDA (Continental Airlines)[1]	6.625	09/15/2012	09/15/2012		3,607,830
2,720,000	NJ EDA (Elizabethtown Water Company)[1]	5.600	12/01/2025	12/01/2010	A	2,721,333
320,000	NJ EDA (Hackensack Water Company)[1]	5.800	03/01/2024	03/01/2011	A	320,422
2,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000	06/01/2025	06/01/2013	A	2,828,980
3,605,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.200	07/01/2013	01/27/2012	B	3,593,716
5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	07/01/2019	B	4,719,300
1,195,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)	6.125	07/01/2011	01/01/2011	A	1,198,920
1,245,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.125	07/01/2012	01/01/2011	A	1,248,872
1,345,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.200	07/01/2013	01/01/2011	A	1,348,779
1,430,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.200	07/01/2014	01/01/2011	A	1,433,718
445,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250	07/01/2014	03/02/2012	B	423,498
10,000,000	NJ Health Care Facilities Financing Authority (Virtual Health)[1]	6.000	07/01/2029	01/01/2014	A	10,646,000
2,560,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.000	06/01/2015	12/01/2010	A	2,592,538
1,150,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.100	06/01/2016	12/01/2010	A	1,164,375
4,735,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	03/07/2014	B	4,446,686
5,000,000	NJ Tobacco Settlement Financing Corp.[1]	4.625	06/01/2026	06/01/2017	B	4,312,100
8,695,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375	06/01/2013	12/01/2010	A	8,710,564

						55,317,631

New Mexico—0.0%
30,000	Farmington, NM Hospital (San Juan Medical Center/Interface, Inc. Obligated Group)[1]	5.000	06/01/2016	12/01/2010	A	30,032
10,000	NM Mtg. Finance Authority (Bluffs at Tierra Contenta)[1]	5.200	01/01/2019	10/01/2010	A	10,009
15,000	NM Mtg. Finance Authority (Rio Volcan Apartments)[1]	5.650	07/01/2018	01/01/2011	A	15,019

55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New Mexico Continued
$25,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.000%	09/01/2022	03/01/2012	A	$25,383
275,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	6.200	09/01/2032	03/01/2013	A	283,784
465,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	6.450	03/01/2033	09/01/2011	A	490,408
85,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	6.550	09/01/2031	03/01/2011	A	87,751
225,000	NM Regional Hsg. Authority (Washington Place Apartments)[1]	5.500	08/15/2020	10/30/2017	B	176,774
125,000	Villa Hermosa, NM Affordable Hsg. Corp. (Villa Hermosa Apartments)[1]	5.900	05/20/2027	12/14/2022	B	112,161

						1,231,321

New York—0.1%
500,000	NYC IDA (JFK International Airport)[1]	8.000	08/01/2012	08/01/2012		512,110
2,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	06/01/2026	B	1,997,050

						2,509,160

North Carolina—0.4%
75,000	NC Eastern Municipal Power Agency, Series B1	5.500	01/01/2021	01/01/2011	A	75,179
30,000	NC Eastern Municipal Power Agency, Series B1	6.250	01/01/2023	01/01/2011	A	30,104
2,685,000	NC HFA[1]	5.750	03/01/2017	03/01/2011	A	2,805,154
1,620,000	NC HFA[1]	6.000	07/01/2016	01/01/2011	A	1,622,948
5,670,000	NC HFA (Home Ownership)[1]	5.375	01/01/2029	01/01/2011	A	5,702,376
15,000	NC HFA (Single Family)[1]	5.350	09/01/2028	03/01/2011	A	15,012
15,000	NC HFA (Single Family)[1]	5.375	09/01/2014	03/01/2011	A	15,041
85,000	NC HFA (Single Family)[1]	5.600	09/01/2019	03/01/2011	A	88,475
1,620,000	NC HFA (Single Family)[1]	6.250	09/01/2027	03/01/2011	A	1,727,827
1,205,000	NC HFA (Single Family)[1]	6.250	03/01/2028	03/01/2011	A	1,232,341
1,000,000	Piedmont Triad, NC Airport Authority[1]	6.000	07/01/2021	01/01/2011	A	1,006,670

						14,321,127

North Dakota—0.4%
60,000	Fargo, ND Health System (Meritcare Hospital/Meritcare Med Group Obligated Group)[1]	5.375	06/01/2027	12/01/2010	A	60,059
3,370,000	Grand Forks, ND Health Care Facilities (United Health Resources)[1]	6.125	12/01/2014	12/01/2010	A	3,377,448
7,510,000	Grand Forks, ND Health Care System (Altru Health System)[1]	5.600	08/15/2017	02/15/2011	A	7,518,486
100,000	ND Board of Higher Education Student Services Facilities[1]	5.500	08/01/2023	08/01/2015	A	102,246
60,000	ND HFA (Home Mtg.)[1]	5.150	07/01/2014	01/01/2011	A	60,101

56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

North Dakota Continued
$25,000	ND HFA, Series C1	5.650%		07/01/2013	01/01/2011	A	$25,733
35,000	Williston, ND Health Facilities (Catholic Health Corp.)	5.500		11/15/2014	11/15/2010	A	35,134

							11,179,207

Ohio—3.1%
1,275,000	Adams County, OH Valley Local School District[1]	5.250		12/01/2021	12/01/2010	A	1,276,084
70,000	Akron, OH Economic Devel.[1]	5.000		12/01/2018	12/01/2010	A	70,220
5,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	0.000	[3]	06/01/2037	05/28/2037	B	3,328,200
39,975,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	01/09/2018	B	34,327,332
8,220,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	01/09/2018	B	7,240,505
3,925,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2030	12/13/2029	B	3,174,226
70,000	Centerville, OH GO1	5.625		12/01/2026	12/01/2010	A	70,515
1,110,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250		11/15/2015	05/15/2012	B	1,101,331
1,825,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.375		05/15/2018	05/15/2014	B	1,820,365
405,000	Cleveland-Cuyahoga County, OH Port Authority (Universal Heat Treating)[1]	6.500		11/15/2014	09/11/2011	C	409,147
5,000	Cuyahoga County, OH Hospital (University Hospitals of Cleveland)[1]	9.000		06/01/2011	12/01/2010	C	5,256
25,805,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/ Canton Obligated Group)[1]	7.500		01/01/2030	01/01/2011	A	26,093,242
2,520,000	Dublin, OH Industrial Devel. (Dublin Health Care Corp.)[1]	7.500		12/01/2016	12/01/2010	A	2,520,000
100,000	Franklin County, OH Mtg. (Gateway Apartment Homes)	5.800		12/20/2028	12/20/2010	A	104,097
20,000	Franklin County, OH Mtg. (Villas at St. Therese)[1]	5.500		07/01/2021	01/01/2011	A	20,010
1,000,000	Franklin County, OH Multifamily Hsg. (Hamilton Creek)[1]	5.550		07/01/2024	01/01/2011	A	1,000,780
1,625,000	Grove City, OH Tax Increment Financing[1]	5.125		12/01/2016	06/12/2013	B	1,598,773
2,485,000	Hamilton County, OH Sales Tax[1]	5.250		12/01/2032	12/01/2010	A	2,488,479
25,000	Lake County, OH Sewer District Improvements[1]	5.850		12/01/2016	12/01/2016		25,083
650,000	Lucas County, OH GO	6.500		12/01/2016	12/01/2010	A	653,133
200,000	Lucas County, OH Hospital (Toledo Hospital/ Flower Hospital Obligated Group)	5.750		11/15/2011	11/15/2010	A	200,706

57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Ohio Continued
$15,000	Muskingum County, OH Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/ Carelife/BCC Obligated Group)[1]	5.400%	12/01/2016	12/01/2010	A	$15,020
10,000	Muskingum County, OH Hospital Facilities (FSCCHM)[1]	5.375	02/15/2012	02/15/2011	A	10,023
35,000	OH Air Quality Devel. Authority (First Energy Solutions Corp.)[1]	7.250	11/01/2032	11/01/2012	D	38,231
45,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300	06/01/2028	12/01/2010	A	45,058
460,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450	06/01/2022	06/01/2014	A	477,503
40,000	OH HFA[1]	5.250	09/01/2030	11/01/2011	B	40,423
5,000	OH Water Devel. Authority[1]	9.375	12/01/2010	12/01/2010		5,072
40,000	Pike County, OH Hospital Facilities (Pike Health Services)	6.750	07/01/2017	11/26/2013	A	40,022
10,000	Pleasant, OH Local School District[1]	5.100	12/01/2018	12/01/2010	A	10,021
1,900,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	12/19/2017	B	1,314,268
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,208,669
215,000	Scioto County, OH Marine Terminal Facility (Norfolk & Western Railway Company)[1]	5.300	08/15/2013	11/15/2010	A	215,520
1,500,000	Struthers, OH City School District[1]	5.500	12/01/2022	12/01/2011	A	1,518,765
5,040,000	Toledo-Lucas County, OH Port Authority (Bax Global)[1]	6.250	11/01/2013	08/25/2011	B	4,855,486
590,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600	11/15/2015	11/15/2012	A	595,216
2,900,000	Toledo-Lucas County, OH Port Authority (Crocker Park)[1]	5.250	12/01/2023	11/02/2019	B	2,903,683
10,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	5.400	05/15/2019	11/06/2016	B	9,266
520,000	Toledo-Lucas County, OH Port Authority (Woodsage Properties)[1]	5.400	05/15/2014	03/29/2012	B	513,848
90,000	Wadsworth, OH Hsg. Devel. Corp. (Medina Hsg.)[1]	6.200	03/01/2020	05/21/2017	B	76,913

						101,420,491

Oklahoma—0.2%
230,000	Ardmore, OK Devel. Authority Tax[1]	5.000	11/01/2010	11/01/2010		230,232
85,000	Cherokee County, OK EDA (NSU Student Hsg.)[1]	5.250	12/01/2034	06/03/2030	B	75,139
65,000	Edmond, OK EDA Student Hsg. (Collegiate Hsg. Foundation)[1]	5.375	12/01/2019	12/01/2010	A	65,051
70,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.300	09/01/2026	03/01/2011	C	70,246
10,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.400	09/01/2022	03/01/2012	A	10,195

58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Oklahoma Continued
$75,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.500%	09/01/2028	03/01/2012	A	$76,172
55,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.850	09/01/2020	03/01/2011	A	56,798
10,000	OK HFA (Single Family Homeownership Loan Program)[1]	6.200	09/01/2028	03/01/2011	A	10,076
30,000	OK HFA (Single Family Mtg.)[1]	5.250	03/01/2022	03/01/2012	A	30,771
5,000	OK HFA (Single Family Mtg.)[1]	5.350	09/01/2025	03/01/2013	A	5,194
35,000	OK HFA (Single Family Mtg.)[1]	5.400	09/01/2029	01/01/2012	C	35,817
2,620,000	Oklahoma City, OK Airport Trust[1]	5.750	02/01/2018	02/01/2012	A	2,625,083
1,705,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	02/01/2012	A	1,845,458
100,000	Tulsa, OK Airport Authority (Tulsa International Airport)[1]	6.000	06/01/2019	12/01/2010	A	100,176
830,000	Tulsa, OK Airport Authority (Tulsa International Airport)[1]	6.125	06/01/2026	12/01/2010	A	830,938

						6,067,346

Oregon—0.1%
20,000	Klamath Falls, OR Airport	5.500	07/01/2016	01/01/2011	A	20,074
25,000	Newberg, OR Public Safety[1]	5.250	12/01/2012	12/01/2010	A	25,096
75,000	Northern Wasco County, OR People’s Utility District (Bonneville Power Administration)[1]	5.200	12/01/2024	12/01/2010	A	77,304
15,000	OR Bond Bank (Economic Devel. Dept.)[1]	5.500	01/01/2013	01/01/2011	A	15,060
55,000	OR Bond Bank (Economic Devel. Dept.)[1]	6.000	01/01/2015	01/01/2011	A	55,247
25,000	OR GO1	5.375	08/01/2028	02/01/2011	A	25,013
40,000	OR GO (Elderly & Disabled Hsg.)[1]	5.450	08/01/2012	02/01/2011	A	40,139
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.450	08/01/2013	02/01/2011	A	35,116
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.550	08/01/2016	02/01/2011	A	20,031
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	02/01/2011	A	25,032
50,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	02/01/2011	A	50,042
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700	08/01/2016	02/01/2012	A	25,041
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	02/01/2011	A	15,025
60,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	02/01/2011	A	60,082
210,000	OR GO (Veterans Welfare)	6.000	04/01/2032	10/01/2010	A	210,214
20,000	OR Health & Science University[1]	5.250	07/01/2015	01/01/2011	A	20,042
25,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F1	5.250	07/01/2022	01/01/2012	A	26,532
50,000	Port of Portland, OR Airport (Portland International Airport)[1]	5.500	07/01/2018	01/01/2011	A	50,076
50,000	Port Umatilla, OR Water[1]	6.450	08/01/2014	02/01/2011	A	50,695
35,000	Portland, OR Urban Renewal & Redevel. (Oregon Convention Center)[1]	5.500	06/15/2020	06/15/2011	A	35,460

59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Oregon Continued
$1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000%	01/01/2016	03/24/2015	B	$970,060

						1,851,381

Pennsylvania—6.8%
2,945,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100	07/01/2014	02/09/2013	B	2,980,222
6,480,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000	11/01/2017	11/01/2010	A	6,490,757
8,000,000	Beaver County, PA IDA (First Energy General Corp.)[1]	7.125	06/01/2028	06/01/2011	D	8,282,320
1,520,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	05/19/2014	B	1,545,445
7,890,000	Chester County, PA H&EFA (Chester County Hospital)[1]	5.875	07/01/2016	01/01/2011	A	7,906,017
800,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2021	01/01/2011	A	815,400
20,000	Delaware County, PA Authority (Neumann University)[1]	5.375	10/01/2026	04/01/2011	A	20,010
115,000	Delaware River Port Authority PA/NJ1	5.625	01/01/2026	01/01/2011	A	115,167
40,000	Delaware River Port Authority PA/NJ1	5.700	01/01/2023	01/01/2011	A	40,072
200,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.200	07/15/2016	01/15/2011	A	200,318
2,500,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2025	11/15/2010	A	2,504,325
35,000,000	Montgomery County, PA IDA[1]	5.750	08/01/2030	08/01/2015	A	37,318,400
26,335,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	10/15/2019	A	28,882,121
12,300,000	PA EDFA (National Gypsum Company)[1]	6.125	11/01/2027	11/01/2027		10,775,907
8,120,000	PA EDFA (National Gypsum Company)[1]	6.250	11/01/2027	11/01/2027		7,211,291
1,300,000	PA EDFA (Northampton Generating)	6.500	01/01/2013	12/24/2010	B	840,476
1,500,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	09/01/2012	A	1,532,145
10,000,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	11/15/2010	A	10,002,800
10,300,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	11/15/2010	A	10,302,884
25,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	03/15/2011	A	25,015
9,315,000	PA HFA (Single Family Mtg.)[1]	5.550	10/01/2020	01/01/2011	A	9,374,243
15,000	PA St. Mary Hospital Authority (Franciscan Health)[1]	7.000	06/15/2015	12/15/2010	A	15,047
35,000	Philadelphia, PA Airport Revenue[1]	5.375	06/15/2014	06/15/2011	A	35,093
445,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	4.750	04/01/2034	07/02/2024	B	443,104
25,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.000	07/01/2015	01/01/2011	A	25,048
14,710,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.000	07/01/2023	10/25/2010	A	14,716,031

60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Pennsylvania Continued
$20,880,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	6.625%		11/15/2023	11/15/2010	A	$20,887,517
36,210,000	Philadelphia, PA Redevel. Authority (Neighborhood Transformation)[1]	5.300		04/15/2026	04/15/2012	A	37,427,380
65,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.600		04/01/2020	10/01/2010	A	65,075
50,000	Washington County, PA Authority (Girard College)[1]	5.000		05/15/2018	05/15/2011	A	50,168

							220,829,798

Rhode Island—2.4%
2,295,000	Central Falls, RI Detention Facility[1]	6.750		01/15/2013	05/17/2011	B	2,253,483
25,000	Providence, RI Public Building Authority, Series B1	5.500		12/15/2014	12/15/2010	A	25,096
465,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800		09/01/2022	03/01/2011	A	465,233
80,000	RI Health & Educational Building Corp. (Johnson & Wales University)[1]	6.100		04/01/2026	10/01/2010	A	80,087
50,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250		05/15/2026	11/15/2010	A	50,022
4,045,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750		05/15/2023	11/15/2010	A	4,049,611
25,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.200		04/01/2019	10/01/2010	A	25,023
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.400		10/01/2026	04/01/2011	A	20,452
145,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	10/01/2010	A	145,242
25,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)[1]	5.375		04/01/2024	10/01/2012	A	25,386
20,000	RI Student Loan Authority[1]	5.250		12/01/2011	12/01/2010	A	20,051
18,835,000	RI Student Loan Authority[2]	6.000		12/01/2023	12/01/2010	A	18,881,912
115,000	RI Student Loan Authority[1]	6.450		12/01/2015	12/01/2010	A	115,630
14,060,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	06/20/2026	B	14,058,453
350,000,000	RI Tobacco Settlement Financing Corp. (TASC)	6.950	[4]	06/01/2052	04/12/2028	B	5,586,000
8,275,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000		06/01/2023	06/01/2012	A	8,377,527
24,415,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	09/25/2018	B	24,418,174

							78,597,382

South Carolina—0.9%
1,050,000	Allendale County, SC School District Energy Savings Special Obligation[1]	7.000		12/01/2013	12/01/2013		1,101,660
110,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	5.700		10/01/2021	10/01/2010	A	110,043

61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

South Carolina Continued
$285,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125%		10/01/2017	07/01/2014	B	$287,417
20,000	Horry County, SC Airport[1]	5.625		07/01/2020	07/01/2012	A	20,231
20,000	Horry County, SC Airport[1]	5.700		07/01/2027	01/01/2011	A	20,016
210,000	Lee County, SC School Facilities, Series 2006[1]	6.000		12/01/2019	12/01/2017	A	228,302
270,000	Lee County, SC School Facilities, Series 2006[1]	6.000		12/01/2027	12/01/2017	A	285,080
1,090,000	Orangeburg County, SC Solid Waste (South Carolina Electric & Gas Company)[1]	5.700		11/01/2024	11/01/2010	A	1,090,970
2,355,000	Richland County, SC Environmental Improvement (International Paper Company)[1]	6.100		04/01/2023	04/01/2014	A	2,424,355
1,630,000	SC Connector 2000 Assoc. Toll Road, Series B	4.673	[4]	01/01/2011	01/01/2011		253,302
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604	[4]	01/01/2021	01/01/2021		152,437
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702	[4]	01/01/2026	01/01/2026		47,225
30,000	SC Educational Facilities Authority (Southern Wesleyan University)[1]	5.850		03/01/2016	03/01/2011	A	30,026
100,000	SC Educational Facilities Authority (Southern Wesleyan University)[1]	6.000		03/01/2023	03/01/2011	A	100,005
20,000	SC Hsg. Finance & Devel. Authority[1]	5.950		07/01/2029	11/01/2010	A	20,019
90,000	SC Hsg. Finance & Devel. Authority, Series A1	5.400		07/01/2021	01/01/2011	A	90,257
10,000	SC Hsg. Finance & Devel. Authority, Series A-2[1]	5.300		07/01/2019	01/01/2011	A	10,010
3,000,000	SC Jobs-EDA (Georgetown Memorial Hospital/ Georgetown Health Group Obligated Group)[1]	5.875		11/01/2029	11/01/2010	A	3,029,160
10,000	SC Ports Authority[1]	5.000		07/01/2017	01/01/2011	A	10,015
25,000	SC Ports Authority[1]	5.000		07/01/2018	01/01/2011	A	25,032
10,160,000	SC Ports Authority[1]	5.300		07/01/2026	01/01/2011	A	10,172,903
9,970,000	SC Tobacco Settlement Management Authority	5.000		06/01/2018	12/01/2010	A	9,978,873

							29,487,338

South Dakota—0.9%
13,930,000	SD Education Loans[1]	5.600		06/01/2020	06/01/2020		11,933,413
11,065,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500		06/01/2032	06/01/2013	A	11,277,448
45,000	SD H&EFA (Prairie Lakes Health Care System)[1]	5.650		04/01/2022	10/01/2010	A	45,029
3,875,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.375		05/01/2018	11/01/2010	A	4,010,896
20,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.375		05/01/2018	11/01/2010	A	21,664
1,070,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.750		05/01/2031	01/01/2011	C	1,167,648

							28,456,098

Tennessee—1.5%
10,000	Blount County, TN Hospital, Series B1	5.125		07/01/2019	01/01/2011	A	10,005
50,000	Columbia, TN Electric System	5.625		09/01/2017	03/01/2011	A	50,203
1,275,000	Johnson City, TN H&EFB (Mountain States Health Alliance)[1]	5.500		07/01/2036	07/01/2016	A	1,288,643

62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Tennessee Continued
$23,500,000	Johnson City, TN H&EFB (Mountain States Health Alliance)[1]	6.500%		07/01/2038	07/01/2020	A	$25,717,460
20,000	Memphis, TN HE&HFB (Graceland Gardens Apartments)[1]	8.000		03/01/2019	03/01/2011	A	20,284
2,650,000	Memphis-Shelby County, TN Airport Authority[1]	6.000		03/01/2024	03/01/2011	A	2,675,122
5,430,000	Memphis-Shelby County, TN Airport Authority[1]	6.125		03/01/2025	03/01/2011	A	5,481,965
845,000	Memphis-Shelby County, TN Airport Authority[1]	6.250		03/01/2018	03/01/2011	A	855,892
275,000	Nashville & Davidson County, TN Metropolitan Government Health & Educational Facilities (McKendree Village Senior Care Corp.)[1]	5.125		01/01/2020	01/01/2011	A	275,932
12,235,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2024	09/01/2024		12,750,828
15,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.250		07/01/2022	01/01/2012	A	15,140
35,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.375		07/01/2023	01/01/2011	A	36,068
80,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.550		01/01/2021	01/01/2011	A	80,262

							49,257,804

Texas—6.6%
3,019,000	Austin, TX Hsg. Finance Corp. (Austin Santa Maria Village)[1]	7.375		06/20/2035	12/20/2010	A	3,184,803
605,000	Austin, TX Utility System	6.730	[4]	11/15/2014	11/15/2014		452,564
105,000	Bexar County, TX HFC (American Opportunity Hsg.-Cinnamon Creek)[1]	5.750		12/01/2013	05/25/2011	B	100,685
115,000	Bexar County, TX HFC (Doral Club)[1]	8.750		10/01/2036	10/01/2036		83,204
1,085,000	Brazos River Authority, TX (Johnson County Surface Water & Treatment System)[1]	5.800		09/01/2011	03/01/2011	A	1,089,166
100,000	Brazos River Authority, TX (Regional Raw Water Line)[1]	5.500		09/01/2030	03/01/2011	A	100,324
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		10/01/2038	10/01/2038		64,011
5,000,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	5.700		05/15/2033	05/15/2012	D	5,186,050
20,000,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.250		05/15/2033	06/15/2012	D	21,197,400
290,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.625		05/15/2033	05/15/2013	A	298,320
30,000	Brownsboro, TX Independent School District[1]	5.625		08/15/2020	02/15/2011	A	30,118
17,845,000	Capital Area, TX HFC (AHF Affordable Hsg.)	0.600	[7]	01/01/2039	01/01/2039		5,183,973
25,000	Cass County, TX IDC (International Paper Company)[1]	6.000		09/01/2025	09/01/2012	A	25,442
285,000	Cass County, TX IDC (International Paper Company)[1]	6.600		03/15/2024	03/15/2012	A	288,144

63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Texas Continued
$60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250%	06/01/2023	07/07/2021	B	$42,615
5,000	Connally, TX Consolidated Independent School District[1]	5.625	08/15/2029	02/15/2011	A	5,019
2,500,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2020	11/01/2011	A	2,566,175
1,010,000	Dallas-Fort Worth, TX International Airport[1]	5.500	01/15/2021	01/15/2011	A	1,011,879
20,000,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2021	11/01/2010	A	20,033,600
105,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2031	11/01/2011	A	106,013
70,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2035	11/01/2010	A	70,040
100,000	Dallas-Fort Worth, TX International Airport[1]	5.750	11/01/2030	11/01/2010	A	100,137
10,250,000	Dallas-Fort Worth, TX International Airport	6.000	11/01/2023	11/01/2010	A	10,286,080
6,500,000	Dallas-Fort Worth, TX International Airport[1]	6.000	11/01/2024	11/01/2010	A	6,512,935
220,000	Dallas-Fort Worth, TX International Airport[1]	6.000	11/01/2028	11/01/2010	A	220,381
5,510,000	Dallas-Fort Worth, TX International Airport	6.000	11/01/2032	11/01/2010	A	5,517,879
8,000,000	Dallas-Fort Worth, TX International Airport[1]	6.100	11/01/2019	11/01/2010	A	8,021,280
75,000	Dallas-Fort Worth, TX International Airport[1]	6.125	11/01/2035	02/16/2011	A	75,106
12,500,000	Dallas-Fort Worth, TX International Airport	6.250	11/01/2028	11/01/2010	A	12,546,500
8,950,000	Dallas-Fort Worth, TX International Airport	6.250	11/01/2028	11/01/2010	A	8,983,294
100,000	De Soto, TX Park Devel. Corp.[1]	5.250	02/15/2016	11/21/2010	A	100,242
165,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250	12/01/2020	12/01/2010	A	167,888
85,000	Grand Prairie, TX Metropolitan Utility & Reclamation District	5.800	04/01/2011	04/01/2011		85,135
1,265,000	Grand Prairie, TX Metropolitan Utility & Reclamation District	6.500	04/01/2012	10/01/2010	A	1,267,366
4,660,000	Gulf Coast, TX IDA (Citgo Petroleum Corp.)[1]	7.500	05/01/2025	10/01/2012	D	4,781,253
110,000	Gulf Coast, TX IDA (Valero Energy Corp.)[1]	5.600	12/01/2031	12/01/2031		109,383
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	04/01/2012	A	347,905
60,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)[1]	5.600	04/01/2032	04/01/2032		58,789
30,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)[1]	6.650	04/01/2032	04/01/2012	A	30,429
2,100,000	Gulf Coast, TX Water Authority[1]	5.000	08/15/2018	02/15/2011	A	2,103,948
12,470,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	02/15/2011	A	14,668,212
35,000	Harris County, TX IDC (Continental Airlines)[1]	5.375	07/01/2019	08/09/2014	B	32,114
10,000	Harris County, TX Municipal Utility District[1]	6.500	03/01/2017	03/01/2017		10,011
2,055,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2019	11/15/2011	A	2,065,933
2,211,000	Heart of TX HFC (Waco Robinson Garden)[1]	7.375	06/20/2035	12/20/2010	A	2,324,844
965,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	01/15/2011	A	967,065

64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Texas Continued
$4,060,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125%	07/15/2017	07/09/2013	B	$3,970,477
210,000	Houston, TX Airport System[1]	5.625	07/01/2030	01/01/2011	A	210,139
50,000	Houston, TX Airport System (Continental Airlines)[1]	5.375	07/15/2011	07/15/2011		50,192
10,000	Houston, TX Airport System (People Mover)[1]	5.375	07/15/2012	01/15/2011	A	10,034
45,000	Houston, TX Airport System, Series A1	5.000	07/01/2028	07/01/2011	A	45,010
100,000	Houston, TX Airport System, Series A1	5.500	07/01/2018	01/01/2011	A	100,260
8,000,000	Houston, TX Airport System, Series A1	5.500	07/01/2023	01/01/2011	A	8,009,600
25,000	Houston, TX Airport System, Series A1	5.625	07/01/2020	07/01/2011	A	25,068
3,500,000	Houston, TX Airport System, Series A1	5.875	07/01/2015	07/01/2011	A	3,583,650
3,900,000	Houston, TX Airport System, Series A1	6.000	07/01/2011	01/01/2011	A	3,916,263
1,150,000	Houston, TX Airport System, Series B1	5.200	07/01/2018	01/01/2011	A	1,151,656
635,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750	06/01/2033	12/01/2017	C	658,012
1,605,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)[1]	6.625	02/01/2020	02/01/2011	A	1,613,988
35,000	Lewisville, TX HFC (Lewisville Limited)	5.500	06/01/2017	10/01/2010	A	35,047
90,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.600	12/01/2029	10/01/2010	A	90,056
100,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.750	07/01/2012	11/29/2011	B	97,439
50,000	Matagorda County, TX Navigation District (Centerpoint Energy)[1]	5.250	11/01/2029	11/01/2029		49,140
7,385,000	McLennan County, TX Public Facility Corp.[1]	6.625	06/01/2035	10/14/2014	A	8,161,902
835,000	Midland County, TX Hospital District[1]	5.375	06/01/2016	12/01/2010	A	836,369
16,000,000	Mission, TX EDC (Waste Management)[1]	6.000	08/01/2020	08/01/2013	D	17,423,840
50,000	Montgomery County, TX Municipal Utility District No. 40 (Waterworks & Sewer)[1]	5.000	03/01/2019	03/01/2011	A	50,077
685,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.650	01/01/2038	03/07/2016	C	736,149
125,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.750	01/01/2038	07/01/2016	A	130,419
340,000	Richwood, TX GO COP[1]	5.750	08/15/2024	01/01/2013	A	340,211
620,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.450	06/01/2021	06/01/2021		273,984
250,000	Southeast TX HFC[1]	4.750	01/01/2037	07/01/2012	A	251,645
40,000	Southlake Parks, TX Devel. Corp.[1]	5.375	08/15/2021	02/15/2011	A	40,119
4,030,000	Texas City, TX Industrial Devel. Corp. (BP Pipeline-North America)[1]	7.375	10/01/2020	10/01/2020		4,669,400
1,700,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)	6.000	07/01/2019	07/01/2011	A	1,710,336
235,000	Trinity, TX River Authority (TXU Energy Company)	6.250	05/01/2028	05/01/2028		96,768
55,000	TX Dept. of Hsg. & Community Affairs[1]	5.250	07/01/2018	01/01/2011	A	55,206
10,000	TX Dept. of Hsg. & Community Affairs[1]	5.350	07/01/2033	07/01/2011	A	10,182

65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Texas Continued
$70,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.550%	12/01/2024	12/01/2010	A	$70,129
20,000	TX Dept. of Hsg. & Community Affairs (Residential Mtg.)[1]	5.250	07/01/2022	07/01/2011	A	20,952
145,000	TX Dept. of Hsg. & Community Affairs (Residential Mtg.)[1]	5.500	01/01/2021	01/01/2011	A	145,561
105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875	09/01/2022	04/17/2019	B	64,539
35,000	TX GO1	6.000	12/01/2030	12/01/2010	A	35,071
25,000	TX Lower Colorado River Authority[1]	5.500	05/15/2021	05/15/2011	A	25,084
3,415,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.250	12/15/2023	12/15/2023		3,503,209
5,000,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	5,610,850
1,365,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[5,6]	6.250	03/01/2010	03/01/2010		682,500
4,360,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[5,6]	6.625	03/01/2020	03/11/2016	B	2,216,232
2,860,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[5,6]	6.750	03/01/2031	10/24/2026	B	1,447,074
25,000	TX Water Devel. Board[1]	5.250	07/15/2015	07/15/2011	A	25,094
50,000	TX Water Devel. Board[1]	5.450	07/15/2021	01/15/2011	A	50,184
235,000	Victoria County, TX Hospital (Citizens Medical Center)[1]	5.500	02/15/2019	02/15/2011	A	236,215
60,000	Washington County, TX HFDC (Trinity Community Medical Center of Brenham/ Trinity Care Center Obligated Group)[1]	5.750	06/01/2024	07/11/2022	B	56,450

						215,095,436

U.S. Possessions—8.5%
1,000,000	Guam International Airport Authority[1]	5.250	10/01/2022	10/01/2010	A	1,004,670
20,000	Guam International Airport Authority[1]	5.375	10/01/2017	10/01/2013	A	20,831
1,040,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	12/14/2015	B	1,041,768
5,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2016	A	5,195,550
2,330,000	Puerto Rico Commonwealth GO1	5.250	07/01/2026	07/01/2016	A	2,422,338
10,685,000	Puerto Rico Commonwealth GO1	5.250	07/01/2034	07/01/2017	A	10,983,539
56,565,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2026	07/01/2015	A	60,122,939
13,025,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2020	A	14,076,899
6,925,000	Puerto Rico Electric Power Authority, Series XX1	5.750	07/01/2036	07/01/2020	A	7,573,111
8,440,000	Puerto Rico Infrastructure[1]	5.500	07/01/2020	07/01/2020		9,453,475
4,670,000	Puerto Rico Infrastructure[1]	5.500	07/01/2022	07/01/2022		5,232,875

66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

U.S. Possessions Continued
$1,140,000	Puerto Rico Infrastructure[1]	5.500%	07/01/2023	07/01/2023		$1,280,300
680,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600	10/01/2014	01/03/2013	B	699,747
1,590,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	06/01/2011	A	1,603,070
165,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2018	10/10/2010	A	165,145
500,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxilio Obligated Group)[1]	6.250	07/01/2024	01/01/2011	A	500,700
500,000	Puerto Rico Public Buildings Authority[1]	6.125	07/01/2023	07/01/2019	A	557,060
5,220,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2022	07/01/2022		6,048,884
2,900,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2026	07/01/2019	A	3,248,000
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	07/01/2019	A	1,140,620
2,950,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	3,304,443
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	14,564,088
500,000	Puerto Rico Public Finance Corp., Series A1	5.000	08/01/2027	02/01/2012	D	514,220
175,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2029	02/01/2012	A	180,548
14,315,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2030	02/01/2012	D	14,768,786
22,450,000	Puerto Rico Public Finance Corp., Series A1	5.750	08/01/2027	02/01/2012	D	23,307,815
5,000	Puerto Rico Public Finance Corp., Series A	6.000	08/01/2015	08/01/2011	A	5,044
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	02/01/2015	A	11,554,730
21,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	22,171,170
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	08/01/2019	A	10,349,370
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.500	08/01/2035	08/01/2020	A	40,814,550
5,115,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	10/01/2011	A	5,177,505

						279,083,790

Utah—0.1%
1,396,000	Eagle Mountain, UT Special Assessment	6.250	05/01/2013	11/01/2010	A	1,400,984
925,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.625	11/01/2023	11/01/2010	A	926,665
500,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.650	11/01/2023	11/01/2010	A	501,380
30,000	Intermountain, UT Power Agency[1]	5.000	07/01/2013	01/01/2011	A	30,108
530,000	UT HFA (Single Family Mtg.)[1]	6.125	01/01/2027	01/01/2011	A	530,758
55,000	UT State Building Ownership Authority, Series A1	5.750	08/15/2011	02/15/2011	A	56,026
5,000	UT University Campus Facilities System, Series A1	6.750	10/01/2014	10/01/2010	A	5,013

						3,450,934

Vermont—0.1%
25,000	Burlington, VT Airport[1]	5.600	07/01/2017	01/01/2011	A	25,051
120,000	Burlington, VT Airport, Series B1	5.750	07/01/2017	01/01/2011	A	120,264
10,000	Burlington, VT Airport, Series B1	5.850	07/01/2011	01/01/2011	A	10,041

67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Vermont Continued
$3,775,000	VT Educational & Health Buildings Financing Agency (Fletcher Allen Health Care)[1]	6.000%	12/01/2023	12/01/2011	A	$3,859,107
40,000	VT HFA	5.400	02/15/2012	02/15/2011	A	40,127
20,000	VT HFA (Single Family)[1]	5.500	11/01/2021	05/01/2011	A	20,509
25,000	VT HFA (Single Family), Series 11A1	5.900	05/01/2019	02/15/2011	C	26,216

						4,101,315

Virginia—0.3%
345,000	Norfolk, VA EDA, Series B1	5.625	11/01/2015	01/24/2013	B	302,748
100,000	Richmond, VA IDA (Virginia Commonwealth University Real Estate Foundation)[1]	5.550	01/01/2031	01/01/2013	A	101,725
717,000	VA Gateway Community Devel. Authority[1]	6.375	03/01/2030	03/01/2015	A	717,903
8,170,000	VA Hsg. Devel. Authority (Rental Hsg.)[1]	5.550	01/01/2027	01/01/2012	A	8,268,775
150,000	VA Hsg. Devel. Authority (Rental Hsg.)[1]	5.625	10/01/2020	10/01/2010	A	150,185
975,000	Watkins Centre, VA Community Devel. Authority[1]	5.400	03/01/2020	08/15/2016	B	972,816

						10,514,152

Washington—3.5%
10,000	Bellingham, WA Hsg. Authority (Cascade Meadows)[1]	5.200	11/01/2027	11/21/2010	A	10,006
15,000,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro)[1]	6.050	07/01/2032	07/01/2013	A	15,856,950
1,755,000	Clark County, WA Public Utility District No. 1[1]	5.500	01/01/2025	01/01/2011	A	1,761,371
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.850	07/01/2024	01/01/2011	A	25,132
20,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	5.900	12/01/2015	12/01/2010	A	20,053
160,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	6.000	12/01/2025	12/01/2010	A	161,442
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	12/18/2023	B	8,776
110,000	Pierce County, WA Hsg. Authority[1]	5.800	12/01/2023	12/13/2021	B	99,364
15,000	Port Chelan County, WA GO	6.000	12/01/2011	12/01/2010	A	15,049
100,000	Port Grays Harbor, WA GO1	6.375	12/01/2014	12/01/2010	A	100,285
5,000,000	Port of Seattle, WA Special Facility[1]	6.000	09/01/2020	03/01/2011	A	5,033,650
95,000	Port of Seattle, WA Special Facility[1]	6.000	09/01/2029	03/01/2011	A	95,280
47,110,000	Port of Seattle, WA Special Facility[1]	6.250	09/01/2026	03/01/2011	A	47,346,963
245,000	Prosser, WA Water & Sewer[1]	5.400	09/01/2012	03/01/2011	A	245,951
50,000	Thurston County, WA GO1	5.500	11/01/2016	11/01/2010	A	50,192
15,000	Vancouver, WA Hsg. Authority (Office Building)[1]	5.500	03/01/2028	05/27/2020	B	12,985
10,000	Vancouver, WA Hsg. Authority (Springbrook Square)[1]	5.375	09/01/2013	09/01/2011	A	10,006

68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Washington Continued
$25,000	WA COP (Dept. of General Administration)[1]	5.500%	10/01/2013	10/01/2010	A	$25,099
20,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2015	10/01/2010	A	20,057
30,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2016	10/01/2010	A	30,077
1,955,000	WA EDFA (Lindal Cedar Homes)[1]	5.800	11/01/2017	10/01/2010	A	1,959,301
100,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)[1]	5.300	08/15/2014	02/15/2011	A	100,166
145,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)[1]	5.400	08/15/2023	02/15/2011	A	145,041
5,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.375	12/01/2014	12/01/2010	A	5,005
425,000	WA HFC[1]	5.000	06/01/2021	02/01/2011	C	439,777
27,290,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	07/03/2012	C	28,223,045
10,965,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	07/29/2017	C	11,087,479

						112,888,502

West Virginia—0.9%
295,000	Harrison County, WV (Monongahela Power Company)[1]	6.250	05/01/2023	11/01/2010	A	295,094
50,000	Harrison County, WV (Monongahela Power Company)[1]	6.750	08/01/2024	02/01/2011	A	50,030
1,210,000	Harrison County, WV County Commission Solid Waste Disposal (Monongahela Power Company)[1]	6.750	08/01/2024	02/01/2011	A	1,218,470
25,650,000	Mason County, WV Pollution Control (Appalachian Power Company)[1]	6.050	12/01/2024	12/01/2011	A	25,972,164
20,000	Pleasants County, WV Pollution Control (Monongahela Power Company)[1]	5.500	04/01/2029	10/01/2010	A	20,012
2,075,000	Pleasants County, WV Pollution Control (Potomac Edison Company)[1]	5.500	04/01/2029	10/01/2010	A	2,076,204
25,000	Pleasants County, WV Pollution Control (West Penn Power Company)[1]	5.500	04/01/2029	10/01/2010	A	25,015
100,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2028	09/01/2014	A	103,154
55,000	WV Water Devel. Authority[1]	5.625	07/01/2030	07/01/2012	A	55,587
95,000	WV West Liberty State College, Series A1	6.000	06/01/2023	06/01/2013	A	100,723

						29,916,453

Wisconsin—1.6%
350,000	Janesville, WI Industrial Devel. (Paramount Communications)[1]	7.000	10/15/2017	10/01/2010	A	350,592
240,000	Madison, WI Industrial Devel. (Madison Gas & Electric Company)[1]	5.875	10/01/2034	04/01/2012	A	243,473
40,000	Milwaukee County, WI Airport[1]	5.750	12/01/2025	12/01/2010	A	40,072
1,505,000	Milwaukee County, WI Airport[1]	6.000	12/01/2016	12/01/2010	A	1,517,597
1,000,000	Milwaukee County, WI Airport[1]	6.000	12/01/2017	12/01/2010	A	1,008,370

69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Wisconsin Continued
$2,075,000	Milwaukee County, WI Airport[1]	6.000%	12/01/2018	12/01/2010	A	$2,092,077
20,000	WI GO	5.000	05/01/2012	11/01/2011	A	20,060
3,580,000	WI H&EFA (Agnesian Healthcare/Waupun Memorial Hospital Obligated Group)[1]	6.000	07/01/2030	07/01/2011	A	3,597,649
3,510,000	WI H&EFA (AHC/AHCM/ASMC/HMH Obligated Group)[1]	5.500	02/15/2015	02/15/2011	A	3,513,054
150,000	WI H&EFA (AHC/AHCM/ASMC/HMH Obligated Group)[1]	5.625	02/15/2020	02/15/2011	A	150,182
20,000	WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)[1]	5.750	08/15/2016	02/15/2011	A	20,028
300,000	WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)[1]	5.875	08/15/2026	02/15/2011	A	300,126
12,650,000	WI H&EFA (Aurora Health Care/Aurora Medical Group/AHCM Obligated Group)[1]	6.500	04/15/2033	04/15/2013	A	13,085,034
25,000	WI H&EFA (Aurora Medical Group)[1]	5.600	11/15/2016	11/15/2010	A	25,074
3,085,000	WI H&EFA (Beloit College)[1]	5.750	06/01/2021	06/01/2015	A	3,292,374
100,000	WI H&EFA (Lawrence University of Wisconsin)[1]	5.125	10/15/2018	10/15/2010	A	100,099
3,500,000	WI H&EFA (Marshfield Clinic)[1]	5.625	02/15/2017	02/15/2011	A	3,504,795
185,000	WI H&EFA (Marshfield Clinic)[1]	5.750	02/15/2027	02/15/2011	A	185,083
200,000	WI H&EFA (Marshfield Clinic)[1]	6.250	02/15/2018	02/15/2011	A	201,272
430,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	12/01/2010	A	430,400
1,020,000	WI H&EFA (Medical College of Wisconsin)[1]	5.750	03/01/2027	03/01/2011	A	1,021,051
525,000	WI H&EFA (Waukesha Memorial Hospital)[1]	5.250	08/15/2019	02/15/2011	A	525,525
85,000	WI H&EFA (Waukesha Memorial Hospital/ ProhealthCare Obligated Group)[1]	5.500	08/15/2015	11/10/2010	A	85,169
5,000,000	WI H&EFA (Wheaton Franciscan Services)	5.250	08/15/2025	08/15/2013	A	5,032,500
13,130,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.750	08/15/2022	02/15/2011	A	13,134,919
85,000	WI Hsg. & EDA (Home Ownership), Series C1	6.000	09/01/2036	02/03/2011	C	88,817
10,000	WI Hsg. & EDA, Series B1	5.300	11/01/2018	01/01/2011	A	10,010

						53,575,402

Wyoming—0.0%
495,000	Lincoln County, WY Pollution Control (PacifiCorp)[1]	5.625	11/01/2021	11/01/2010	A	495,624
45,000	WY Community Devel. Authority[1]	5.600	06/01/2035	05/03/2011	C	46,757

						542,381

Total Municipal Bonds and Notes (Cost $3,346,190,025)						3,352,590,919

Corporate Bonds and Notes—0.0%
13,246	Delta Air Lines, Inc., Sr. Unsec. Nts.[1,10] (Cost $13,114)	8.000	12/01/2015	—		10,375

70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Shares		Value

Common Stocks—0.0%
114	Delta Air Lines, Inc.[6,10] (Cost $671)	$1,327

Total Investments, at Value (Cost $3,346,203,810)—102.6%		3,352,602,621

Liabilities in Excess of Other Assets—(2.6)		(84,475,177)

Net Assets—100.0%		$3,268,127,444

Footnotes to Statement of Investments
Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

D.	Date of mandatory put.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

3.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	Issue is in default. See Note 1 of the accompanying Notes.

6.	Non-income producing security.

7.	Represents the current interest rate for a variable or increasing rate security.

8.	When-issued security or delayed delivery to be delivered and settled after September 30, 2010. See Note 1 of the accompanying Notes.

9.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,592,400 or 0.32% of the Fund’s net assets as of September 30, 2010.

10.	Received as a result of a corporate action.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).

71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$59,338,633	$—	$59,338,633
Alaska	—	17,071,527	—	17,071,527
Arizona	—	105,694,725	—	105,694,725
Arkansas	—	1,881,697	—	1,881,697
California	—	381,672,554	—	381,672,554
Colorado	—	23,618,305	—	23,618,305
Connecticut	—	22,908,970	—	22,908,970
Delaware	—	212,576	—	212,576
District of Columbia	—	28,176,119	—	28,176,119
Florida	—	254,912,154	—	254,912,154
Georgia	—	89,583,125	—	89,583,125
Hawaii	—	51,802,353	—	51,802,353
Idaho	—	3,601,085	—	3,601,085
Illinois	—	380,665,884	—	380,665,884
Indiana	—	35,090,215	—	35,090,215
Iowa	—	2,931,991	—	2,931,991
Kansas	—	40,107,959	—	40,107,959
Kentucky	—	31,211,269	1	31,211,270
Louisiana	—	135,783,171	—	135,783,171
Maine	—	790,605	—	790,605
Maryland	—	11,211,689	—	11,211,689
Massachusetts	—	36,855,074	37,105	36,892,179
Michigan	—	95,746,278	—	95,746,278
Minnesota	—	65,523,468	—	65,523,468
Mississippi	—	19,827,384	—	19,827,384
Missouri	—	13,952,383	—	13,952,383
Montana	—	7,907,090	—	7,907,090
Multi States	—	23,487,590	—	23,487,590
Nebraska	—	13,123,815	—	13,123,815
Nevada	—	12,175,628	—	12,175,628
New Hampshire	—	75,994,048	—	75,994,048
New Jersey	—	55,317,631	—	55,317,631
New Mexico	—	1,231,321	—	1,231,321
New York	—	2,509,160	—	2,509,160
North Carolina	—	14,321,127	—	14,321,127
North Dakota	—	11,179,207	—	11,179,207
Ohio	—	101,420,491	—	101,420,491
Oklahoma	—	6,067,346	—	6,067,346
Oregon	—	1,851,381	—	1,851,381
Pennsylvania	—	220,829,798	—	220,829,798
Rhode Island	—	78,597,382	—	78,597,382

72 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

South Carolina	$—	$29,487,338	$—	$29,487,338
South Dakota	—	28,456,098	—	28,456,098
Tennessee	—	49,257,804	—	49,257,804
Texas	—	209,911,463	5,183,973	215,095,436
U.S. Possessions	—	279,083,790	—	279,083,790
Utah	—	3,450,934	—	3,450,934
Vermont	—	4,101,315	—	4,101,315
Virginia	—	10,514,152	—	10,514,152
Washington	—	112,888,502	—	112,888,502
West Virginia	—	29,916,453	—	29,916,453
Wisconsin	—	53,575,402	—	53,575,402
Wyoming	—	542,381	—	542,381
Corporate Bonds and Notes	—	10,375	—	10,375
Common Stocks	1,327	—	—	1,327

Total Assets	$1,327	$3,347,380,215	$5,221,079	$3,352,602,621

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in
	Value as of	Realized	unrealized	Net	Transfers in	Value as of
	September 30,	gain	appreciation/	purchases	and/or out	September 30,
	2009	(loss)	depreciation	(sales)	of Level 3	2010

Investments in Securities
Municipal Bonds and Notes
Kentucky	$—	$—	$—	$—	$1	$1
Massachusetts	11,798,505	(2,577,846)	5,529,530	(14,713,084)	—	37,105
Texas	8,417,487	—	(3,233,514)	—	—	5,183,973

Total Assets	$20,215,992	$(2,577,846)	$2,296,016	$(14,713,084)	$1	$5,221,079

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

73 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
ACTS	Adult Communities Total Services
AHC	Aurora Health Center
AHCM	Aurora Health Care Metro
AHF	American Housing Foundation
AMCS	Aurora Medical Center of Sheboygan County
ASMC	Aurora Sinai Medical Center
AUS	Allegheny United Hospital
BCG	Bethesda Care Givers
BHA	Bethesda Hospital Assoc.
BHC	Bethesda Home Care
BLMC	Bethesda Lutheran Medical Center
CC	Caritas Christi
CDA	Communities Devel. Authority
CH	Carney Hospital
CHHC	Community Health & Home Care
COP	Certificates of Participation
CSAHS	The Sisters of Charity of St. Augustine Health System
DKH	Day Kimball Hospital
DRH	D.R. Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
FHA	Federal Housing Agency/Authority
FHS	Freeman Health System
FRS	Family Rehabilitation Services (Hancock Manor)
FSCCHM	Franciscan Sisters of Christian Charity Healthcare Ministry.
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Health Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HESJH	HealthEast St. John’s Hospital
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HFH	Holy Family Hospital
HMH	Hartford Memorial Hospital
HNE	Healthnet of New England
HSJH	HealthEast St. Joseph’s Hospital
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
JHF	Jewish Hospital Foundation
JHHS	Jewish Hospital Healthcare Services
JHP	JH Properties
MCP	Medical College Of Pennsylvania
MHF	Miriam Hospital Foundation
NSU	Northeastern State University
NYC	New York City
OHP	Oakwood Health Promotions
OHS	Oakwood Healthcare System
OUH	Oakwood United Hospitals
PA/NJ	Pennsylvania/New Jersey
PP	Professionals PRN, Inc.
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
ROLs	Residual Option Longs
RUMC	Rush University Medical Center
Res Rec	Resource Recovery Facility
SCIC	Scottsdale Captive Insurance Company
SEAM	Sociedad Espanola de Auxilio Mutuo
SEMCB	St. Elizabeth’s Medical Center of Boston
SHC	Scottsdale Healthcare Corp.
SHH	Scottsdale Healthcare Hospitals
SHRC	Scottsdale Healthcare Realty Corp.
SLMC	St. Luke’s Medical Center
SSNH	Sunny Slope Nursing Home
TASC	Tobacco Settlement Asset-Backed Bonds
TC	Travis Corp. (People Care)
TMH	The Miriam Hospital
UHHS	University Hospitals Health System
UMass	University of Massachusetts
UMSA	Unincorporated Municipal Service Area
V.I.	United States Virgin Islands
VC	VinFen Corp.
VCS	VinFen Clinical Services
VRHS	Valley Regional Health System
See accompanying Notes to Financial Statements.

74 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES September 30, 2010

Assets
Investments, at value (cost $3,346,203,810)—see accompanying statement of investments	$3,352,602,621
Cash	524,770
Receivables and other assets:
Interest	57,543,994
Shares of beneficial interest sold	26,378,637
Investments sold	21,955,044
Other	162,091

Total assets	3,459,167,157

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	83,415,000
Payable on borrowings (See Note 5)	57,000,000
Investments purchased (including $22,282,304 purchased on a when-issued or delayed delivery basis)	38,315,748
Shares of beneficial interest redeemed	6,645,577
Dividends	3,265,598
Distribution and service plan fees	1,833,117
Transfer and shareholder servicing agent fees	136,125
Shareholder communications	102,097
Trustees’ compensation	37,381
Interest expense on borrowings	23,077
Other	265,993

Total liabilities	191,039,713

Net Assets	$3,268,127,444

Composition of Net Assets
Par value of shares of beneficial interest	$222,800
Additional paid-in capital	3,315,416,725
Accumulated net investment income	20,871,335
Accumulated net realized loss on investments	(74,782,227)
Net unrealized appreciation on investments	6,398,811

Net Assets	$3,268,127,444

75 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,261,441,739 and 153,996,926 shares of beneficial interest outstanding)	$14.68
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$15.21

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $45,125,334 and 3,075,739 shares of beneficial interest outstanding)	$14.67

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $961,560,371 and 65,727,668 shares of beneficial interest outstanding)	$14.63
See accompanying Notes to Financial Statements.

76 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2010

Investment Income
Interest	$152,277,274
Other income	1,525

Total investment income	152,278,799

Expenses
Management fees	10,492,047
Distribution and service plan fees:
Class A	4,341,710
Class B	420,624
Class C	7,569,817
Transfer and shareholder servicing agent fees:
Class A	899,813
Class B	59,653
Class C	443,620
Shareholder communications:
Class A	164,015
Class B	10,254
Class C	79,039
Borrowing fees	2,051,057
Interest expense and fees on short-term floating rate notes issued (See Note 1)	1,073,034
Interest expense on borrowings	140,480
Trustees’ compensation	41,850
Custodian fees and expenses	26,729
Accounting service fees	12,000
Other	413,329

Total expenses	28,239,071
Less waivers and reimbursements of expenses	(681,111)

Net expenses	27,557,960

Net Investment Income	124,720,839

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(9,755,036)
Net change in unrealized appreciation/depreciation on investments	39,341,742

Net Increase in Net Assets Resulting from Operations	$154,307,545

See accompanying Notes to Financial Statements.

77 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended September 30,	2010	2009

Operations
Net investment income	$124,720,839	$95,427,569
Net realized loss	(9,755,036)	(38,766,374)
Net change in unrealized appreciation/depreciation	39,341,742	101,094,242

Net increase in net assets resulting from operations	154,307,545	157,755,437

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(88,917,324)	(64,327,752)
Class B	(1,763,709)	(2,032,025)
Class C	(32,670,389)	(22,183,370)

	(123,351,422)	(88,543,147)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	764,612,600	172,750,832
Class B	381,928	(14,158,917)
Class C	352,158,427	70,546,324

	1,117,152,955	229,138,239

Net Assets
Total increase	1,148,109,078	298,350,529
Beginning of period	2,120,018,366	1,821,667,837

End of period (including accumulated net investment income of $20,871,335 and $17,999,401, respectively)	$3,268,127,444	$2,120,018,366

See accompanying Notes to Financial Statements.

78 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CASH FLOWS For the Year Ended September 30, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$154,307,545
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(902,002,178)
Proceeds from disposition of investment securities	348,434,708
Short-term investment securities, net	(513,581,818)
Premium amortization	10,135,693
Discount accretion	(8,246,200)
Net realized loss on investments	9,755,036
Net change in unrealized appreciation/depreciation on investments	(39,341,742)
Change in assets:
Decrease in other assets	7,939
Increase in interest receivable	(18,295,989)
Increase in receivable for securities sold	(18,926,999)
Change in liabilities:
Increase in payable for securities purchased	22,260,705
Increase in other liabilities	697,480

Net cash used in operating activities	(954,795,820)

Cash Flows from Financing Activities
Proceeds from bank borrowings	846,400,000
Payments on bank borrowings	(870,400,000)
Payments on short-term floating rate notes issued	(9,340,000)
Proceeds from shares sold	1,616,211,491
Payments on shares redeemed	(588,948,393)
Cash distributions paid	(39,836,738)

Net cash provided by financing activities	954,086,360
Net decrease in cash	(709,460)
Cash, beginning balance	1,234,230

Cash, ending balance	$524,770

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $82,090,453.

Cash paid for interest on bank borrowings—$141,028.
Cash paid for interest on short-term floating rate notes issued—$1,073,034.
See accompanying Notes to Financial Statements.

79 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended September 30,	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$14.55	$14.11	$15.53	$15.91	$15.85

Income (loss) from investment operations:
Net investment income[1]	.74	.76	.74	.69	.68
Net realized and unrealized gain (loss)	.12	.38	(1.47)	(.39)	.05

Total from investment operations	.86	1.14	(.73)	.30	.73

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.73)	(.70)	(.69)	(.68)	(.67)

Net asset value, end of period	$14.68	$14.55	$14.11	$15.53	$15.91

Total Return, at Net Asset Value[2]	6.10%	8.64%	(4.86)%	1.88%	4.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,261,442	$1,475,689	$1,252,931	$1,239,709	$1,259,280

Average net assets (in thousands)	$1,764,368	$1,234,400	$1,259,577	$1,272,585	$1,122,551

Ratios to average net assets:[3]
Net investment income	5.10%	5.60%	4.93%	4.36%	4.34%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.73%	0.76%	0.75%	0.85%	0.74%
Interest and fees from borrowings	0.09%	0.25%	0.18%	0.05%	0.15%
Interest and fees on short-term floating rate notes issued[4]	0.04%	0.15%	0.22%	0.28%	0.25%

Total expenses	0.86%	1.16%	1.15%	1.18%	1.14%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.83%	1.13%	1.14%	1.18%	1.14%

Portfolio turnover rate	20%	28%	49%	16%	19%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.

80 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Class B Year Ended September 30,	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$14.54	$14.10	$15.51	$15.90	$15.84

Income (loss) from investment operations:
Net investment income[1]	.62	.64	.62	.57	.56
Net realized and unrealized gain (loss)	.12	.39	(1.46)	(.41)	.04

Total from investment operations	.74	1.03	(.84)	.16	.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.61)	(.59)	(.57)	(.55)	(.54)

Net asset value, end of period	$14.67	$14.54	$14.10	$15.51	$15.90

Total Return, at Net Asset Value[2]	5.21%	7.75%	(5.56)%	1.03%	3.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,125	$44,364	$58,024	$76,085	$95,056

Average net assets (in thousands)	$42,185	$46,208	$67,746	$85,328	$101,464

Ratios to average net assets:[3]
Net investment income	4.28%	4.78%	4.14%	3.59%	3.59%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.59%	1.59%	1.55%	1.63%	1.52%
Interest and fees from borrowings	0.09%	0.25%	0.18%	0.05%	0.15%
Interest and fees on short-term floating rate notes issued[4]	0.04%	0.15%	0.22%	0.28%	0.25%

Total expenses	1.72%	1.99%	1.95%	1.96%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.69%	1.96%	1.94%	1.96%	1.92%

Portfolio turnover rate	20%	28%	49%	16%	19%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.

81 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended September 30,	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$14.50	$14.06	$15.48	$15.86	$15.81

Income (loss) from investment operations:
Net investment income[1]	.63	.65	.63	.57	.57
Net realized and unrealized gain (loss)	.12	.39	(1.47)	(.39)	.03

Total from investment operations	.75	1.04	(.84)	.18	.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.62)	(.60)	(.58)	(.56)	(.55)

Net asset value, end of period	$14.63	$14.50	$14.06	$15.48	$15.86

Total Return, at Net Asset Value[2]	5.33%	7.85%	(5.60)%	1.13%	3.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$961,560	$599,965	$510,713	$529,974	$566,254

Average net assets (in thousands)	$760,222	$496,015	$529,924	$551,823	$557,832

Ratios to average net assets:[3]
Net investment income	4.34%	4.84%	4.18%	3.62%	3.60%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.49%	1.52%	1.51%	1.60%	1.49%
Interest and fees from borrowings	0.09%	0.25%	0.18%	0.05%	0.15%
Interest and fees on short-term floating rate notes issued[4]	0.04%	0.15%	0.22%	0.28%	0.25%

Total expenses	1.62%	1.92%	1.91%	1.93%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.59%	1.89%	1.90%	1.93%	1.89%

Portfolio turnover rate	20%	28%	49%	16%	19%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.

82 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Limited Term Municipal Fund (the “Fund”) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal
83 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two
84 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of September 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$22,282,304
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $83,415,000 as of September 30, 2010, which represents 2.41% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term
85 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2010, municipal bond holdings with a value of $132,675,958 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $83,415,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At September 30, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$12,035,000	AZ Health Facilities Authority ROLs[3]	15.908%	1/1/30	$13,313,117
6,900,000	FL HFC ROLs[3]	10.506	1/1/37	8,231,562
7,425,000	GA George L. Smith II World Congress Center Authority ROLs[3]	14.424	7/1/20	7,674,703
4,710,000	RI Student Loan Authority ROLs	21.948	12/1/23	4,756,912
5,530,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	10.666	12/1/38	6,421,215
3,040,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	15.696	6/1/39	3,814,014
1,565,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs	17.912	12/1/38	1,953,136
1,180,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs[3]	19.114	6/1/38	1,487,874
1,275,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs[3]	17.955	12/1/38	1,608,425

				$49,260,958

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 74 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
86 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $53,045,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of September 30, 2010 is as follows:

Cost	$13,073,166
Market Value	$7,269,684
Market Value as a % of Net Assets	0.22%
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
87 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

Net Unrealized
Appreciation
Based on Cost of
Securities and Other
Undistributed	Undistributed		Investments for
Net Investment	Long-Term	Accumulated Loss	Federal Income
Income	Gain	Carryforward[1,2,3]	Tax Purposes

$22,687,070	$—	$69,856,115	$1,472,700

1.	As of September 30, 2010, the Fund had $60,671,066 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2010, details of the capital loss carryforwards were as follows:

Expiring

2012	$662,053
2015	70,040
2016	2,094,523
2017	32,902,442
2018	24,942,008

Total	$60,671,066

2.	As of September 30, 2010, the Fund had $9,185,049 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2019.

3.	During the fiscal year ended September 30, 2010, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended September 30, 2009, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for September 30, 2010. Net assets of the Fund were unaffected by the reclassifications.

	Increase	Increase
	to Accumulated	to Accumulated
Reduction	Net Investment	Net Realized Loss
to Paid-in Capital	Income	on Investments

$1,647	$1,502,517	$1,500,870
The tax character of distributions paid during the years ended September 30, 2010 and September 30, 2009 was as follows:

	Year Ended	Year Ended
	September 30, 2010	September 30, 2009

Distributions paid from:
Exempt-interest dividends	$122,757,558	$87,739,288
Ordinary income	593,864	803,859

Total	$123,351,422	$88,543,147

88 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,266,168,093	[1]

Gross unrealized appreciation	$91,324,121
Gross unrealized depreciation	(89,851,421)

Net unrealized appreciation	$1,472,700

1.	The Federal tax cost of securities does not include cost of $84,961,828, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if
89 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	78,826,765	$1,144,560,316	46,448,768	$623,216,997
Dividends and/or distributions reinvested	4,238,110	61,525,069	3,386,721	45,600,005
Redeemed	(30,466,087)	(441,472,785)	(37,234,094)	(496,066,170)

Net increase	52,598,788	$764,612,600	12,601,395	$172,750,832

Class B
Sold	1,240,939	$17,999,668	1,039,196	$14,003,726
Dividends and/or distributions reinvested	81,157	1,176,375	96,787	1,296,086
Redeemed	(1,297,350)	(18,794,115)	(2,200,563)	(29,458,729)

Net increase (decrease)	24,746	$381,928	(1,064,580)	$(14,158,917)

Class C
Sold	32,029,320	$463,106,268	16,449,333	$221,365,601
Dividends and/or distributions reinvested	1,340,411	19,389,009	941,104	12,632,296
Redeemed	(9,014,670)	(130,336,850)	(12,334,779)	(163,451,573)

Net increase	24,355,061	$352,158,427	5,055,658	$70,546,324

90 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$902,002,178	$348,434,708
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Over $500 million	0.400
Effective October 1, 2010, the Fund will pay the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Next $4.5 billion	0.400
Over $5 billion	0.390
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2010, the Fund paid $1,375,922 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to
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NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2010 were as follows:

Class C	$16,989,753
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2010	$1,659,689	$31,055	$38,160	$133,505
Waivers and Reimbursements of Expenses. From April 1, 2009 through March 31, 2010, the Manager agreed to voluntarily waive the advisory fee by 0.06% of the Fund’s average daily net assets. During the year ended September 30, 2010, the Manager waived $681,111.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
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5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3410% as of September 30, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended September 30, 2010 equal 0.09% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2010, the Fund had borrowings outstanding at an interest rate of 0.3410%. Details of the borrowings for the year ended September 30, 2010 are as follows:

Average Daily Loan Balance	$43,050,959
Average Daily Interest Rate	0.301%
Fees Paid	$2,029,302
Interest Paid	$141,028
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The
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NOTES TO FINANCIAL STATEMENTS Continued
6. Pending Litigation Continued
lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term Municipal Fund, (a series of Oppenheimer Municipal Fund), including the statement of investments, as of September 30, 2010, and the related statement of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of Oppenheimer Limited Term Municipal Fund for the years ended prior to October 1, 2008 were audited by other auditors whose report dated November 18, 2008 expressed an unqualified opinion on those financial highlights.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term Municipal Fund as of September 30, 2010, and the results of its operations and cash flows for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
November 17, 2010
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FEDERAL INCOME TAX INFORMATION Unaudited
In early 2010, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2009. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended September 30, 2010 are eligible for the corporate dividend-received deduction. 99.52% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load short-intermediate municipal debt funds. The Board noted that the Fund’s one-year and ten-year performance was better than its peer group median although its three-year and five-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load short-intermediate municipal debt, short municipal debt, and intermediate municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees were lower than its peer group median and average. The Fund’s contractual management fees were lower than its peer group median and average. The Fund’s total expenses were lower than its peer group median
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and average. The Board also noted that from April 1, 2009 through March 31, 2010, the Manager had agreed to voluntarily waive the advisory fee by 0.06% of the Fund’s average daily net assets.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow. Effective October 1, 2010 the Fund pays the Manager an advisory fee at the following annual rate that declines as the Fund’s assets grow: 0.500% of the first $100 million of average annual net assets, 0.450% of the next $150 million, 0.425% of the next $250 million, 0.400% of the next $4.5 billion, and 0.390% of average annual net assets in excess of $5 billion.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
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TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees and Trustee (since 2009) Age: 67	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2009) Age: 70	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
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TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Matthew P. Fink, Trustee (since 2009) Age: 69	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Phillip A. Griffiths, Trustee (since 2009) Age: 71	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences (since 2002); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2009) Age: 67	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2009) Age: 58	Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary Ann Tynan, Trustee (since 2009) Age: 64	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of
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Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Mary Ann Tynan, Continued	Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2009) Age: 69	Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Funds (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2009) Age: 62	Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Glavin is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Glavin serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin is an Interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

William F. Glavin, Jr., Trustee, President and Principal Executive Officer (since 2009) Age: 52	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006- February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director
103 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

William F. Glavin, Jr., Continued	(March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 66 portfolios as a Trustee/Director and 94 portfolios as an officer in the OppenheimerFunds complex. Mr. Glavin has served on the Boards of certain Oppenheimer funds since 2009, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Keffer and Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924 and for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President and Senior Portfolio Manager (since 2005) Age: 46	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager with the Manager (1999-2005). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2002) Age: 38	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (1999-2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy Willis, Vice President (since 2005) and Senior Portfolio Manager (since 2006) Age: 37	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-July 2009). Portfolio Manager of the Manager (2002- 2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President (since 2009) and Senior Portfolio Manager (since 2009) Age: 34	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (2006-2009). Research analyst of the Manager (June 2003- September 2006) and a credit analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) and Associate Portfolio Manager (since 2008) Age: 34	Assistant Vice President of the Manager (since July 2009). Research analyst of the Manager (February 2006-April 2008) and a credit analyst of the Manager (June 2003-January 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
104 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Richard Stein, Vice President (since 2007) Age: 52	Director of the Rochester Credit Analysis team (since 2003) and a Vice President of the Manager (since 1997); headed Rochester’s Credit Analysis team (since 1993).

Thomas W. Keffer, Vice President and Chief Business Officer (since 2009) Age: 55	Senior Vice President of the Manager (since March 1997); Director of Investment Brand Management of the Manager (since November 1997); Senior Vice President of OppenheimerFunds Distributor, Inc. (since December 1997). An officer of 94 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 60	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983). An officer of 94 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 50	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of OAC (March 1999-June 2008). An officer of 94 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 62	Executive Vice President (since January 2004) and General Counsel-Corporate (since March 2002) of the Manager; General Counsel of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001). An officer of 94 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
105 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
A Series of Oppenheimer Municipal Fund

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	Kramer Levin Naftalis & Frankel LLP
©2010 OppenheimerFunds, Inc. All rights reserved.
106 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
107 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
108 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $45,200 in fiscal 2010 and $45,200 in fiscal 2009.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $359,900 in fiscal 2010 and $211,540 in fiscal 2009 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, audit of capital accumulation plan and professional services relating to FIN 45 and FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $4,224 in fiscal 2010 and $7,426 in fiscal 2009.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no $2,895 for fiscal 2010 and $2,632 for fiscal 2009.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $367,019 in fiscal 2010 and $221,598 in fiscal 2009 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/09/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/09/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/09/2010